--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                           AAM/DFA TWO-YEAR CORPORATE
                             FIXED INCOME PORTFOLIO
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      DFA INVESTMENT DIMENSIONS GROUP INC.
              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        5
    Statements of Net Assets................................        6
    Statements of Operations................................        8
    Statements of Changes in Net Assets.....................        9
    Financial Highlights....................................       11
    Notes to Financial Statements...........................       14
    Report of Independent Certified Public Accountants......       17

DFA INVESTMENT DIMENSIONS GROUP INC.
    Performance Charts......................................       18
    Management's Discussion and Analysis....................       19
    Statement of Assets and Liabilities.....................       21
    Statement of Operations.................................       22
    Statements of Changes in Net Assets.....................       23
    Financial Highlights....................................       24
    Notes to Financial Statements...........................       25
    Report of Independent Certified Public Accountants......       27

THE DFA INVESTMENT TRUST COMPANY
    Performance Charts......................................       28
    Schedules of Investments................................       29
    Statements of Assets and Liabilities....................       37
    Statements of Operations................................       38
    Statements of Changes in Net Assets.....................       39
    Financial Highlights....................................       40
    Notes to Financial Statements...........................       42
    Report of Independent Certified Public Accountants......       45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
AAM/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JULY 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

            AAM/DFA U.S. HIGH      RUSSELL 1000
         BOOK-TO-MARKET PORTFOLIO  VALUE INDEX
                          $10,000       $10,000
Jul. 96                    $9,554        $9,622
Aug. 96                    $9,927        $9,897
Sep. 96                   $10,116       $10,291
Oct. 96                   $10,439       $10,689
Nov. 96                   $11,198       $11,464
Dec. 96                   $11,084       $11,318
Jan. 97                   $11,474       $11,867
Feb. 97                   $11,706       $12,041
Mar. 97                   $11,168       $11,607
Apr. 97                   $11,528       $12,095
May 97                    $12,428       $12,771
Jun. 97                   $12,801       $13,319
Jul. 97                   $14,088       $14,321
Aug. 97                   $13,875       $13,811
Sep. 97                   $14,605       $14,645
Oct. 97                   $13,858       $14,236
Nov. 97                   $13,997       $14,866
Dec. 97                   $14,191       $15,300
Jan. 98                   $14,380       $15,084
Feb. 98                   $15,633       $16,099
Mar. 98                   $16,510       $17,084
Apr. 98                   $16,599       $17,199
May 98                    $16,454       $16,944
Jun. 98                   $16,418       $17,161
Jul. 98                   $15,839       $16,859
Aug. 98                   $12,954       $14,350
Sep. 98                   $13,613       $15,174
Oct. 98                   $14,719       $16,350
Nov. 98                   $15,648       $17,112
Dec. 98                   $15,905       $17,694
Jan. 99                   $16,208       $17,835
Feb. 99                   $15,787       $17,584
Mar. 99                   $16,299       $17,948
Apr. 99                   $18,021       $19,624
May 99                    $18,009       $19,408
Jun. 99                   $18,306       $19,971
Jul. 99                   $17,541       $19,386
Aug. 99                   $16,916       $18,667
Sep. 99                   $15,999       $18,015
Oct. 99                   $16,614       $19,053
Nov. 99                   $16,341       $18,905
Dec. 99                   $16,655       $18,995
Jan. 00                   $15,481       $18,376
Feb. 00                   $14,089       $17,011
Mar. 00                   $16,087       $19,086
Apr. 00                   $16,566       $18,865
May 00                    $16,525       $19,063
Jun. 00                   $15,378       $18,191
Jul. 00                   $16,053       $18,419
Aug. 00                   $16,989       $19,443
Sep. 00                   $16,707       $19,622
Oct. 00                   $17,372       $20,105
Nov. 00                   $16,804       $19,359
Dec. 00                   $18,348       $20,329
Jan. 01                   $19,256       $20,406
Feb. 01                   $19,239       $19,838
Mar. 01                   $18,656       $19,138
Apr. 01                   $19,748       $20,076
May 01                    $20,326       $20,528
Jun. 01                   $20,068       $20,072
Jul. 01                   $20,052       $20,030
Aug. 01                   $19,156       $19,227
Sep. 01                   $17,026       $17,873
Oct. 01                   $17,008       $17,719
Nov. 01                   $18,607       $18,749

ANNUALIZED                                           FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JULY 1996
------------------------------------------------------------
                          10.73        10.69         12.15

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JULY 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         AAM/DFA TWO-YEAR  MERRILL LYNCH 1-3 YEAR
         CORPORATE FIXED    GOVERNMENT/CORPORATE
         INCOME PORTFOLIO          INDEX
             $10,000              $10,000
Jul. 96           $10,040                $10,040
Aug. 96           $10,090                $10,075
Sep. 96           $10,157                $10,167
Oct. 96           $10,257                $10,282
Nov. 96           $10,318                $10,361
Dec. 96           $10,342                $10,362
Jan. 97           $10,393                $10,411
Feb. 97           $10,424                $10,436
Mar. 97           $10,428                $10,434
Apr. 97           $10,501                $10,519
May 97            $10,573                $10,592
Jun. 97           $10,640                $10,665
Jul. 97           $10,713                $10,783
Aug. 97           $10,744                $10,794
Sep. 97           $10,808                $10,876
Oct. 97           $10,871                $10,955
Nov. 97           $10,903                $10,982
Dec. 97           $10,954                $11,056
Jan. 98           $11,020                $11,164
Feb. 98           $11,064                $11,175
Mar. 98           $11,121                $11,223
Apr. 98           $11,166                $11,277
May 98            $11,221                $11,339
Jun. 98           $11,271                $11,398
Jul. 98           $11,326                $11,452
Aug. 98           $11,371                $11,586
Sep. 98           $11,426                $11,737
Oct. 98           $11,472                $11,789
Nov. 98           $11,517                $11,777
Dec. 98           $11,577                $11,823
Jan. 99           $11,623                $11,872
Feb. 99           $11,658                $11,821
Mar. 99           $11,707                $11,908
Apr. 99           $11,754                $11,949
May 99            $11,777                $11,942
Jun. 99           $11,822                $11,979
Jul. 99           $11,845                $12,011
Aug. 99           $11,881                $12,043
Sep. 99           $11,956                $12,125
Oct. 99           $11,992                $12,160
Nov. 99           $12,028                $12,187
Dec. 99           $12,066                $12,208
Jan. 00           $12,090                $12,206
Feb. 00           $12,163                $12,288
Mar. 00           $12,215                $12,360
Apr. 00           $12,264                $12,389
May 00            $12,301                $12,433
Jun. 00           $12,409                $12,569
Jul. 00           $12,471                $12,654
Aug. 00           $12,558                $12,752
Sep. 00           $12,645                $12,851
Oct. 00           $12,708                $12,912
Nov. 00           $12,783                $13,038
Dec. 00           $12,873                $13,195
Jan. 01           $12,963                $13,371
Feb. 01           $13,015                $13,460
Mar. 01           $13,077                $13,578
Apr. 01           $13,129                $13,616
May 01            $13,182                $13,703
Jun. 01           $13,211                $13,755
Jul. 01           $13,290                $13,923
Aug. 01           $13,355                $14,011
Sep. 01           $13,505                $14,232
Oct. 01           $13,624                $14,373
Nov. 01           $13,610                $14,336

ANNUALIZED                                           FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JULY 1996
------------------------------------------------------------
                           6.47        5.70          5.86

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT AND HIGH-QUALITY CORPORATE SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calcuated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JULY 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

           AAM/DFA TWO-YEAR    MERRILL LYNCH 1-3
         GOVERNMENT PORTFOLIO   YEAR GOVERNMENT
                      $10,000            $10,000
Jul. 96               $10,050            $10,039
Aug. 96               $10,080            $10,073
Sep. 96               $10,158            $10,165
Oct. 96               $10,258            $10,280
Nov. 96               $10,329            $10,359
Dec. 96               $10,329            $10,359
Jan. 97               $10,381            $10,408
Feb. 97               $10,412            $10,431
Mar. 97               $10,396            $10,427
Apr. 97               $10,479            $10,513
May 97                $10,542            $10,584
Jun. 97               $10,616            $10,657
Jul. 97               $10,721            $10,775
Aug. 97               $10,743            $10,784
Sep. 97               $10,810            $10,866
Oct. 97               $10,874            $10,947
Nov. 97               $10,906            $10,973
Dec. 97               $10,965            $11,047
Jan. 98               $11,030            $11,155
Feb. 98               $11,074            $11,165
Mar. 98               $11,124            $11,210
Apr. 98               $11,169            $11,263
May 98                $11,224            $11,323
Jun. 98               $11,271            $11,382
Jul. 98               $11,326            $11,435
Aug. 98               $11,370            $11,579
Sep. 98               $11,421            $11,733
Oct. 98               $11,467            $11,791
Nov. 98               $11,512            $11,780
Dec. 98               $11,561            $11,821
Jan. 99               $11,596            $11,869
Feb. 99               $11,642            $11,811
Mar. 99               $11,691            $11,893
Apr. 99               $11,738            $11,931
May 99                $11,750            $11,924
Jun. 99               $11,799            $11,961
Jul. 99               $11,823            $11,999
Aug. 99               $11,846            $12,034
Sep. 99               $11,923            $12,112
Oct. 99               $11,959            $12,145
Nov. 99               $11,995            $12,168
Dec. 99               $12,013            $12,185
Jan. 00               $12,037            $12,180
Feb. 00               $12,121            $12,262
Mar. 00               $12,157            $12,338
Apr. 00               $12,206            $12,370
May 00                $12,255            $12,421
Jun. 00               $12,358            $12,550
Jul. 00               $12,432            $12,629
Aug. 00               $12,519            $12,722
Sep. 00               $12,615            $12,814
Oct. 00               $12,666            $12,883
Nov. 00               $12,742            $13,006
Dec. 00               $12,832            $13,160
Jan. 01               $12,922            $13,325
Feb. 01               $12,987            $13,412
Mar. 01               $13,035            $13,523
Apr. 01               $13,087            $13,559
May 01                $13,139            $13,635
Jun. 01               $13,160            $13,682
Jul. 01               $13,330            $13,835
Aug. 01               $13,409            $13,915
Sep. 01               $13,629            $14,145
Oct. 01               $13,747            $14,279
Nov. 01               $13,733            $14,248

ANNUALIZED                                           FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    JULY 1996
------------------------------------------------------------
                           7.78        5.86          6.03

- THE PORTFOLIO SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index                                               -1.77%
Russell 3000 Growth Index                                             -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)                                    4.82%
Russell 1000 Index (large companies)                                  -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)                       18.98%
Russell 1000 Value Index (large value companies)                       -3.15%
Russell 2000 Growth Index (small growth companies)                     -9.33%
Russell 1000 Growth Index (large growth companies)                    -22.79%

--------------

Source: Frank Russell Co.

    The portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly. Instead they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

    The AAM/DFA US High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 182 stocks as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the Master Fund's assets.

    As a result of the AAM/DFA U.S. High Book to Market Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark- Index, and -3.15% for the Russell 1000 Value Index. Total return for the AAM/DFA U.S. High Book to Market Portfolio over this period was 10.73%.

FIXED INCOME MARKET REVIEW                 TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Interest rates fell during the twelve months ended November 30, 2001, and the shape of the yield curve changed significantly. At the beginning of the period, the curve was inverted: yields on short-term instruments were higher than long-term instruments. Short-term interest rates fell dramatically during the period as the Federal Reserve cut the target rate for federal funds ten times, reducing it from 6.50% to 2.0%. Since short-term rates fell more sharply than long-term rates, the yield curve became upwardly-sloped, with longer-term securities yielding more than short-term securities by the end of the period. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 468 basis points during the twelve months ended November 30, 2001, while the yield on 10-year U.S. Treasury notes fell 73 basis points.

                                                                 11/30/00          11/30/01           Change
                                                              ---------------   ---------------   ---------------
Three-month LIBOR                                                       6.71%             2.03%            -4.68%
10-Year U.S. Treasury note yield                                        5.46%             4.73%            -0.73%

--------------

Source: The Wall Street Journal

    There is an inverse relationship between interest rates and bond prices such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the twelve months ended November 30, 2001 was principally determined by the average maturity of securities in the portfolio. Intermediate-term instruments outperformed short-term securities: for the twelve-month period ended November 30, 2001, total returns were 4.84% for three-month U.S. Treasury bills, 9.95% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 10.93% for the Lehman Intermediate Government Index.
--------------

Source: SBBI, Ibbotson & Sinquefield

    The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets changed from inverted to upwardly-sloped during the twelve months ended November 30, 2001, the weighted average maturity of the fixed income portfolios advised by the Advisor generally increased.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

    The AAM/DFA Two-Year Corporate Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund increased from 0.46 years on November 30, 2000, to
1.54 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 6.47% for the AAM/DFA Two-Year Corporate Fixed Income Portfolio and 9.95% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.5% of the AAM/DFA Two-Year Corporate Fixed Income Portfolio's assets.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

    The AAM/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the AAM/DFA Two-Year Government Portfolio increased from 0.49 years on November 30, 2000 to 1.53 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 7.78% for the AAM/DFA Two-Year Government Portfolio and 9.55% for the Merrill Lynch 1-3 Year Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.25% of the AAM/DFA Two-Year Government Portfolio's assets.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (6,874,731 Shares, Cost
  $95,187)++ at Value+......................................  $   99,271
Receivables:
  Investment Securities Sold................................         217
  Fund Shares Sold..........................................           6
Prepaid Expenses and Other Assets...........................           4
                                                              ----------
    Total Assets............................................      99,498
                                                              ----------

LIABILITIES:
Payable for Fund Shares Redeemed............................         223
Accrued Expenses and Other Liabilities......................          28
                                                              ----------
    Total Liabilities.......................................         251
                                                              ----------

NET ASSETS..................................................  $   99,247
                                                              ==========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 200,000,000)..................................   8,883,185
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    11.17
                                                              ==========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $103,705.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (69.9%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................     $3,000     $  3,088,650
    4.375%, 05/01/03...................................      3,000        3,070,791
    3.125%, 10/01/03...................................      9,000        9,011,007
Federal Home Loan Bank
    4.500%, 04/25/03...................................      3,000        3,073,218
    4.500%, 05/15/03...................................      3,000        3,077,793
    4.500%, 07/07/03...................................      3,000        3,079,296
    4.125%, 08/15/03...................................      9,000        9,183,294
    5.125%, 09/15/03...................................      6,000        6,223,980
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................      6,000        6,400,296
    5.750%, 07/15/03...................................      3,000        3,139,005
    4.500%, 06/15/03...................................      3,000        3,079,266
    3.500%, 09/15/03...................................      3,000        3,028,710
Federal National Mortgage Association
    5.000%, 02/14/03...................................      3,000        3,090,075
    4.625%, 05/15/03...................................      6,000        6,165,528
    4.000%, 08/15/03...................................      9,000        9,161,073
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $72,788,258)...................................                  73,871,982
                                                                       ------------
BONDS -- (23.7%)
Associates Corp. of North America Corporate Bonds
    6.730%, 03/27/03...................................      3,000        3,132,741
General Electric Capital Corp. Medium Term Notes
    6.750%, 09/11/03...................................      3,000        3,178,989
Interamerican Development Bank Corporate Bonds
    7.000%, 06/16/03...................................      3,000        3,189,552
Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................      3,000        3,164,451
Ontario (Province of)
    7.375%, 01/27/03...................................      3,000        3,144,711
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................      3,000        3,060,396
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................      3,000        3,040,356
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.250%, 09/16/03...................................      3,000        3,111,672
                                                                       ------------
TOTAL BONDS
  (Cost $24,748,628)...................................                  25,022,868
                                                                       ------------
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

CERTIFICATES OF DEPOSIT -- (2.9%)
Bayerische Landesbank
    5.400%, 01/23/03
      (Cost $3,041,737)................................     $3,000     $  3,085,542
                                                                       ------------
COMMERCIAL PAPER -- (1.9%)
CDC Commercial Paper Corp. C.P.
    2.140%, 12/03/01
      (Cost $1,999,762)................................      2,000        2,000,000
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
  12/03/01 (Collateralized by FMC Discount Notes 2.11%,
  09/25/02, valued at $690,593) to be repurchased at
  $679,113
  (Cost $679,000)......................................        679          679,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.1%) (Cost $103,257,385)++.....                 104,659,392
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.9%)
Interest Receivable....................................                   1,115,948
Other Liabilities in Excess of Other Assets............                    (119,054)
                                                                       ------------
                                                                            996,894
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 10,308,377
  Outstanding $.01 Par Value Shares (200,000,000 Shares
  Authorized)..........................................                $105,656,286
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.25
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $103,257,385.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (99.1%)
Federal Farm Credit Bank
    3.125%, 10/01/03...................................    $26,000     $ 26,031,798
Federal Home Loan Bank
    4.500%, 04/25/03...................................     21,000       21,512,526
    4.500%, 05/15/03...................................     51,170       52,496,889
    7.250%, 05/15/03...................................      6,965        7,416,917
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $105,322,861)..................................                 107,458,130
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $762,300) to be
   repurchased at $750,125
   (Cost $750,000).....................................        750          750,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.8%)
  (Cost $106,072,861)++................................                 108,208,130
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
 Interest Receivable.................................................       354,741
 Other Liabilities in Excess of Other Assets.........................      (140,529)
                                                                       ------------
                                                                            214,212
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 10,453,540 Outstanding $.01 Par
  Value Shares (200,000,000 Shares Authorized).......................  $108,422,342
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............  $      10.37
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $106,072,861.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                    AAM/DFA          AAM/DFA
                                                                   U.S. HIGH         TWO-YEAR          AAM/DFA
                                                                    BOOK TO         CORPORATE          TWO-YEAR
                                                                    MARKET         FIXED INCOME       GOVERNMENT
                                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------       ------------       ----------
INVESTMENT INCOME
  Interest................................................               --           $5,499            $5,400
  Income Distributions Received from The DFA Investment
    Trust Company.........................................          $ 1,986               --                --
                                                                    -------           ------            ------
      Total Investment Income.............................            1,986            5,499             5,400
                                                                    -------           ------            ------
EXPENSES
  Investment Advisory Services............................               --              166               165
  Administrative Services.................................               11               --                --
  Accounting & Transfer Agent Fees........................                9               60                60
  Client Service Fees.....................................              172               88                88
  Custodian Fees..........................................               --               10                 9
  Legal Fees..............................................                5                7                 6
  Audit Fees..............................................                2               16                16
  Filing Fees.............................................               18               16                13
  Shareholders' Reports...................................               13               12                 8
  Directors' Fees and Expenses............................                1                1                 1
  Other...................................................                4               11                 8
                                                                    -------           ------            ------
      Total Expenses......................................              235              387               374
                                                                    -------           ------            ------
  NET INVESTMENT INCOME (LOSS)............................            1,751            5,112             5,026
                                                                    -------           ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company..............................           11,954               --                --
  Net Realized Gain (Loss) on Investment Securities
    Sold..................................................           (1,108)             208             1,111
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities.................................              937            1,570             2,083
                                                                    -------           ------            ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES................           11,783            1,778             3,194
                                                                    -------           ------            ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................          $13,534           $6,890            $8,220
                                                                    =======           ======            ======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2001            2000
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $  1,751        $  2,795
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................           11,954          27,615
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................           (1,108)        (12,074)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................              937         (14,021)
                                                                     --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           13,534           4,315
                                                                     --------        --------

Distributions From:
    Net Investment Income...................................           (1,895)         (2,617)
    Net Realized Gains......................................          (18,577)        (15,569)
                                                                     --------        --------
        Total Distributions.................................          (20,472)        (18,186)
                                                                     --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................            9,544          78,609
    Shares Issued in Lieu of Cash Distributions.............           20,051          17,614
    Shares Redeemed.........................................          (53,417)        (71,268)
                                                                     --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................          (23,822)         24,955
                                                                     --------        --------
        Total Increase (Decrease)...........................          (30,760)         11,084
NET ASSETS
    Beginning of Period.....................................          130,007         118,923
                                                                     --------        --------
    End of Period...........................................         $ 99,247        $130,007
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              841           6,673
    Shares Issued in Lieu of Cash Distribution..............            1,909           1,465
    Shares Redeemed.........................................           (4,575)         (6,037)
                                                                     --------        --------
                                                                       (1,825)          2,101
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                              AAM/DFA TWO-YEAR        AAM/DFA TWO-YEAR
                              CORPORATE FIXED            GOVERNMENT
                              INCOME PORTFOLIO           PORTFOLIO
                           ----------------------  ----------------------
                              YEAR        YEAR        YEAR        YEAR
                              ENDED       ENDED       ENDED       ENDED
                            NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                              2001        2000        2001        2000
                           -----------  ---------  -----------  ---------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $    5,112   $  7,241   $    5,026   $  7,256
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......         208       (369)       1,111       (595)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment
    Securities...........       1,570        802        2,083        842
                           ----------   --------   ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........       6,890      7,674        8,220      7,503
                           ----------   --------   ----------   --------
Distributions From:
  Net Investment
    Income...............      (5,918)    (7,131)      (5,792)    (6,568)
  Net Realized Gains.....          --         --           --         --
                           ----------   --------   ----------   --------
    Total
      Distributions......      (5,918)    (7,131)      (5,792)    (6,568)
                           ----------   --------   ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........       7,920     18,078       13,052     36,831
  Shares Issued in Lieu
    of Cash
    Distributions........       5,638      6,658        5,653      6,353
  Shares Redeemed........     (28,476)   (44,289)     (35,052)   (36,520)
                           ----------   --------   ----------   --------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     (14,918)   (19,553)     (16,347)     6,664
                           ----------   --------   ----------   --------
    Total Increase
      (Decrease).........     (13,946)   (19,010)     (13,919)     7,599
NET ASSETS
  Beginning of Period....     119,602    138,612      122,341    114,742
                           ----------   --------   ----------   --------
  End of Period..........  $  105,656   $119,602   $  108,422   $122,341
                           ==========   ========   ==========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         782      1,803        1,287      3,671
   Shares Issued in Lieu
     of Cash
     Distributions.......         563        669          564        639
   Shares Redeemed.......      (2,819)    (4,427)      (3,470)    (3,654)
                           ----------   --------   ----------   --------
                               (1,474)    (1,955)      (1,619)       656
                           ==========   ========   ==========   ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  12.14     $  13.82     $  13.99     $  13.12     $  10.77
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.25         0.22         0.24         0.21         0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.90         0.12         0.35         1.27         2.45
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      1.15         0.34         0.59         1.48         2.65
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.25)       (0.21)       (0.25)       (0.21)       (0.20)
  Net Realized Gains...............     (1.87)       (1.81)       (0.51)       (0.40)       (0.10)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (2.12)       (2.02)       (0.76)       (0.61)       (0.30)
                                     --------     --------     --------     --------     --------
Net Assets, End of Period..........  $  11.17     $  12.14     $  13.82     $  13.99     $  13.12
                                     ========     ========     ========     ========     ========
Total Return.......................     10.74%        2.82%        4.44%       11.78%       25.01%

Net Assets, End of Period
  (thousands)......................  $ 99,247     $130,007     $118,923     $145,278     $128,484
Ratio of Expenses to Average Net
  Assets (1).......................      0.36%        0.37%        0.35%        0.33%        0.36%
Ratio of Net Investment Income to
  Average Net Assets...............      1.53%        1.92%        1.56%        1.54%        1.76%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         6%          26%          43%          25%          18%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               AAM/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                     2001        2000        1999        1998        1997
                                                   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period.............  $  10.15    $  10.09    $  10.19    $  10.23    $  10.24
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...................      0.47        0.58        0.51        0.55        0.57
  Net Gains (Losses) on Securities (Realized and
    Unrealized)..................................      0.16        0.03       (0.07)         --       (0.01)
                                                   --------    --------    --------    --------    --------
  Total from Investment Operations...............      0.63        0.61        0.44        0.55        0.56
                                                   --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income..........................     (0.53)      (0.55)      (0.52)      (0.59)      (0.56)
  Net Realized Gains.............................        --          --       (0.02)         --       (0.01)
                                                   --------    --------    --------    --------    --------
  Total Distributions............................     (0.53)      (0.55)      (0.54)      (0.59)      (0.57)
                                                   --------    --------    --------    --------    --------
Net Assets, End of Period........................  $  10.25    $  10.15    $  10.09    $  10.19    $  10.23
                                                   ========    ========    ========    ========    ========
Total Return.....................................      6.46%       6.29%       4.42%       5.64%       5.79%

Net Assets, End of Period (thousands)............  $105,656    $119,602    $138,612    $158,586    $153,772
Ratio of Expenses to Average Net Assets..........      0.35%       0.34%       0.33%       0.31%       0.34%(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)......................................      0.35%       0.34%       0.33%       0.31%       0.35%(1)
Ratio of Net Investment Income to Average Net
  Assets.........................................      4.63%       5.72%       5.00%       5.43%       5.83%
Ratio of Net Investment Income to Average Net
  Assets
  (excluding waivers and assumption of
  expenses)......................................      4.63%       5.72%       5.00%       5.43%       5.82%
Portfolio Turnover Rate..........................        58%         24%         46%         16%        N/A
Portfolio Turnover Rate of Master Fund Series....       N/A         N/A         N/A         N/A         148%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                     2001        2000        1999        1998        1997
                                                   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period.............  $  10.13    $  10.05    $  10.19    $  10.20    $  10.23
                                                   --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...................      0.47        0.58        0.49        0.53        0.54
  Net Gains (Losses) on Securities (Realized and
    Unrealized)..................................      0.29        0.03       (0.07)       0.02        0.01
                                                   --------    --------    --------    --------    --------
  Total from Investment Operations...............      0.76        0.61        0.42        0.55        0.55
                                                   --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income..........................     (0.52)      (0.53)      (0.52)      (0.55)      (0.53)
  Net Realized Gains.............................        --          --       (0.04)      (0.01)      (0.05)
                                                   --------    --------    --------    --------    --------
  Total Distributions............................     (0.52)      (0.53)      (0.56)      (0.56)      (0.58)
                                                   --------    --------    --------    --------    --------
Net Asset Value, End of Period...................  $  10.37    $  10.13    $  10.05    $  10.19    $  10.20
                                                   ========    ========    ========    ========    ========
Total Return.....................................      7.79%       6.23%       4.19%       5.54%       5.58%

Net Assets, End of Period (thousands)............  $108,422    $122,341    $114,742    $127,486    $131,066
Ratio of Expenses to Average Net Assets..........      0.34%       0.34%       0.34%       0.32%       0.37%(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)......................................      0.34%       0.34%       0.34%       0.32%       0.38%(1)
Ratio of Net Investment Income to Average Net
  Assets.........................................      4.57%       5.82%       4.86%       5.17%       5.53%
Ratio of Net Investment Income to Average Net
  Assets
  (excluding waivers and assumption of
  expenses)......................................      4.57%       5.82%       4.86%       5.17%       5.52%
Portfolio Turnover Rate..........................       113%         90%         64%         70%        N/A
Portfolio Turnover Rate of Master Fund Series....       N/A         N/A         N/A         N/A         154%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios (the "Portfolios"), of which three are presented in this report.

    Effective August 1, 2000, the Portfolios changed their names. The AAM/DFA U.S. High Book to Market Portfolio was formerly known as the RWB/DFA U.S. High Book to Market Portfolio; the AAM/DFA Two-Year Corporate Fixed Income Portfolio was formerly known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the AAM/ DFA Two-Year Government Portfolio was formerly known as the RWB/DFA Two-Year Government Portfolio.

    The AAM/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 6% of the outstanding shares of the Series.

    The financial statements of the Series is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    As of the close of business on November 30, 1997, the AAM/DFA Two-Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the respective Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by The AAM/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the AAM/DFA Two--Year Corporate Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as regulated investment companies and distribute all of their taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The AAM/DFA Two-Year Corporate Fixed Income Portfolio and The AAM/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatment of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolios or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2001, the Portfolio's administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                              ADMINISTRATIVE    ADVISORY
                                                                   FEES           FEES
                                                              --------------   ----------
AAM/DFA U.S. High Book to Market Portfolio..................         0.01%            --
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........            --         0.15%
AAM/DFA Two-Year Government Portfolio.......................            --         0.15%

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolios pay to Assante fees at the following effective annual rates of their average daily net assets for each Portfolio. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

AAM/DFA U.S. High Book to Market Portfolio..................                     0.15%
AAM/DFA Two-Year Corporate Fixed Income Portfolio...........                     0.08%
AAM/DFA Two-Year Government Portfolio.......................                     0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% 0.04%, respectively for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the following portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   --------------------
                                                              PURCHASES    SALES     PURCHASES    SALES
                                                              ---------   --------   ---------   --------
The AAM/DFA Two-Year Corporate Fixed Income Portfolio.......        --         --    $116,093    $40,730
The AAM/DFA Two-Year Government Portfolio...................  $130,767    $77,448          --         --

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The AAM/DFA U.S. High Book to Market Portfolio..............           --             $(4,434)      $(4,434)
The AAM/DFA Two-Year Corporate Fixed Income Portfolio.......       $1,415                 (13)        1,402
The AAM/DFA Two-Year Government Portfolio...................        2,151                 (16)        2,135

    At November 30, 2001, The AAM/DFA Two-Year Corporate Fixed Income Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $246,000. Of this amount, $238,000 expires on November 30, 2008 with the remaining $8,000 expiring on November 30, 2009.

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2001, net assets consisted of (amounts in thousands):

                                                                                 AAM/DFA
                                                                 AAM/DFA         TWO-YEAR      AAM/DFA
                                                                U.S. HIGH       CORPORATE      TWO-YEAR
                                                              BOOK TO MARKET   FIXED INCOME   GOVERNMENT
                                                                PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                              --------------   ------------   ----------
Paid-in Capital.............................................      $92,150        $103,542      $104,783
Accumulated Net Investment Income (Loss)....................          300             958         1,085
Accumulated Net Realized Gain (Loss)........................        2,713            (246)          419
Accumulated Appreciation (Depreciation) of Investment
  Securities................................................        4,084           1,402         2,135
                                                                  -------        --------      --------
  Total Net Assets..........................................      $99,247        $105,656      $108,422
                                                                  =======        ========      ========

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of AAM/DFA U.S. High Book to Market Portfolio and the statements of net assets of AAM/DFA Two-Year Corporate Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Corporate Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
AAM/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
JULY 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         AAM/DFA INTERNATIONAL  MSCI EAFE INDEX
          HIGH BOOK-TO-MARKET   (NET DIVIDENDS)
               PORTFOLIO
                       $10,000          $10,000
Jul. 93                $10,383          $10,350
Aug. 93                $10,983          $10,909
Sep. 93                $10,777          $10,663
Oct. 93                $11,046          $10,992
Nov. 93                $10,291          $10,031
Dec. 93                $11,111          $10,755
Jan. 94                $12,045          $11,664
Feb. 94                $11,921          $11,632
Mar. 94                $11,599          $11,130
Apr. 94                $11,983          $11,602
May 94                 $12,056          $11,536
Jun. 94                $12,191          $11,699
Jul. 94                $12,430          $11,812
Aug. 94                $12,617          $12,092
Sep. 94                $12,170          $11,711
Oct. 94                $12,679          $12,101
Nov. 94                $12,011          $11,519
Dec. 94                $12,085          $11,592
Jan. 95                $11,602          $11,147
Feb. 95                $11,570          $11,115
Mar. 95                $12,253          $11,808
Apr. 95                $12,632          $12,252
May 95                 $12,558          $12,106
Jun. 95                $12,433          $11,893
Jul. 95                $13,126          $12,634
Aug. 95                $12,675          $12,153
Sep. 95                $12,748          $12,390
Oct. 95                $12,506          $12,056
Nov. 95                $12,845          $12,391
Dec. 95                $13,471          $12,891
Jan. 96                $13,599          $12,944
Feb. 96                $13,684          $12,988
Mar. 96                $13,877          $13,264
Apr. 96                $14,413          $13,650
May 96                 $14,273          $13,399
Jun. 96                $14,326          $13,474
Jul. 96                $13,941          $13,081
Aug. 96                $13,994          $13,110
Sep. 96                $14,240          $13,458
Oct. 96                $14,100          $13,321
Nov. 96                $14,721          $13,851
Dec. 96                $14,534          $13,672
Jan. 97                $14,038          $13,194
Feb. 97                $14,170          $13,410
Mar. 97                $14,214          $13,459
Apr. 97                $14,137          $13,530
May 97                 $15,216          $14,411
Jun. 97                $15,866          $15,205
Jul. 97                $16,086          $15,451
Aug. 97                $15,029          $14,297
Sep. 97                $15,579          $15,097
Oct. 97                $14,765          $13,938
Nov. 97                $14,137          $13,796
Dec. 97                $14,075          $13,916
Jan. 98                $14,922          $14,552
Feb. 98                $15,895          $15,486
Mar. 98                $16,606          $15,963
Apr. 98                $16,652          $16,089
May 98                 $16,800          $16,010
Jun. 98                $16,641          $16,132
Jul. 98                $16,824          $16,295
Aug. 98                $14,625          $14,276
Sep. 98                $13,835          $13,839
Oct. 98                $15,209          $15,281
Nov. 98                $15,874          $16,064
Dec. 98                $16,182          $16,698
Jan. 99                $15,853          $16,648
Feb. 99                $15,454          $16,252
Mar. 99                $16,404          $16,929
Apr. 99                $17,378          $17,615
May 99                 $16,499          $16,708
Jun. 99                $17,238          $17,360
Jul. 99                $17,848          $17,875
Aug. 99                $18,025          $17,941
Sep. 99                $18,085          $18,122
Oct. 99                $18,003          $18,793
Nov. 99                $17,944          $19,445
Dec. 99                $18,832          $21,191
Jan. 00                $17,380          $19,846
Feb. 00                $16,937          $20,379
Mar. 00                $17,872          $21,170
Apr. 00                $17,404          $20,057
May 00                 $17,736          $19,567
Jun. 00                $18,967          $20,332
Jul. 00                $18,352          $19,480
Aug. 00                $18,512          $19,650
Sep. 00                $17,970          $18,693
Oct. 00                $17,835          $18,252
Nov. 00                $17,810          $17,567
Dec. 00                $18,804          $18,191
Jan. 01                $18,832          $18,182
Feb. 01                $18,259          $16,818
Mar. 01                $17,142          $15,696
Apr. 01                $18,037          $16,787
May 01                 $17,898          $16,195
Jun. 01                $17,563          $15,532
Jul. 01                $17,200          $15,250
Aug. 01                $17,437          $14,864
Sep. 01                $15,215          $13,358
Oct. 01                $15,299          $13,700
Nov. 01                $15,858          $14,193

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       JULY 1993
         ---------------------------------------------------------------------
                                      -10.96          1.50             5.63

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               AAM/DFA PORTFOLIOS
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Global equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price-only)                                -11.74%
Salomon Extended Market Index -- EPAC (small companies)               -13.01%
MSCI EAFE Value Index (net dividends)                                 -14.83%
MSCI EAFE Index (net dividends)                                       -19.14%
MSCI EAFE Growth Index (net dividends)                                -23.59%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

    The AAM/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 511 stocks in twenty-one developed country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the AAM/DFA International High Book to Market Portfolio's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the AAM/DFA International High Book to Market Portfolio over this period was -10.96%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (13,900,642 Shares, Cost
  $130,844)++ at Value......................................  $   141,092
Receivables:
    Investment Securities Sold..............................          516
    Fund Shares Sold........................................            5
Prepaid Expenses and Other Assets...........................            3
                                                              -----------
    Total Assets............................................      141,616
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          521
Accrued Expenses and Other Liabilities......................           37
                                                              -----------
    Total Liabilities.......................................          558
                                                              -----------

NET ASSETS..................................................  $   141,058
                                                              ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 100,000,000)..................................   12,423,757
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.35
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   123,031
Accumulated Net Investment Income (Loss)....................        3,367
Accumulated Net Realized Gain (Loss)........................        4,412
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       10,248
                                                              -----------
    Total Net Assets........................................  $   141,058
                                                              ===========

--------------

++ The cost for federal income tax purposes is $135,054.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $  4,182
                                                                     --------

EXPENSES
    Administrative Services.................................               18
    Accounting & Transfer Agent Fees........................               16
    Client Service Fees.....................................              335
    Legal Fees..............................................                3
    Audit Fees..............................................                1
    Filing Fees.............................................               18
    Shareholders' Reports...................................               17
    Directors' Fees and Expenses............................                2
    Other...................................................                1
                                                                     --------
        Total Expenses......................................              411
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            3,771
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................            6,840

Net Realized Gain (Loss) on Investment Securities Sold......            1,510

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (31,583)
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (23,233)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(19,462)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2001            2000
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   3,771        $  4,349
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................             6,840          15,596
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             1,510           3,245
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (31,583)        (24,410)
                                                                     ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (19,462)         (1,220)
                                                                     ---------        --------

Distributions From:
    Net Investment Income...................................            (4,400)         (5,333)
    Net Realized Gains......................................           (19,083)         (6,764)
                                                                     ---------        --------
        Total Distributions.................................           (23,483)        (12,097)
                                                                     ---------        --------
Capital Share Transactions (1):
    Shares Issued...........................................            16,500          25,080
    Shares Issued in Lieu of Cash Distributions.............            23,483          12,097
    Shares Redeemed.........................................           (65,103)        (74,430)
                                                                     ---------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (25,120)        (37,253)
                                                                     ---------        --------
        Total Increase (Decrease)...........................           (68,065)        (50,570)
NET ASSETS
    Beginning of Period.....................................           209,123         259,693
                                                                     ---------        --------
    End of Period...........................................         $ 141,058        $209,123
                                                                     =========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,322           1,721
    Shares Issued in Lieu of Cash Distributions.............             1,808             814
    Shares Redeemed.........................................            (5,155)         (5,069)
                                                                     ---------        --------
                                                                        (2,025)         (2,534)
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  14.47     $  15.29     $  13.86     $  12.84     $  13.76
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.32         0.30         0.35         0.30         0.22
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.68)       (0.39)        1.42         1.21        (0.77)
                                     --------     --------     --------     --------     --------
  Total from Invesrment
    Operations.....................     (1.36)       (0.09)        1.77         1.51        (0.55)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.33)       (0.32)       (0.29)       (0.27)       (0.23)
  Net Realized Gains...............     (1.43)       (0.41)       (0.05)       (0.22)       (0.14)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.76)       (0.73)       (0.34)       (0.49)       (0.37)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  11.35     $  14.47     $  15.29     $  13.86     $  12.84
                                     ========     ========     ========     ========     ========
Total Return.......................    (10.97)%      (0.75)%      13.03%       12.28%       (4.04)%

Net Assets, End of Period
  (thousands)......................  $141,058     $209,123     $259,693     $286,790     $275,057
Ratio of Expenses to Average Net
  Assets (1).......................      0.52%        0.52%        0.50%        0.46%        0.50%
Ratio of Net Investment Income to
  Average Net Assets...............      2.14%        1.85%        2.20%        2.10%        1.72%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         6%           9%           6%          15%          23%

--------------

(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                        INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty-nine portfolios, of which the AAM/DFA International High Book to Market Portfolio is presented in this report.

    Effective August 1, 2000, the RWB/DFA International High Book to Market Portfolio changed its name to the AAM/DFA International High Book to Market Portfolio.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 12% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of

Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Assante Asset Management, Inc. ("Assante"), the Portfolio pays to Assante a fee at the effective annual rate of 0.19% of its average daily net assets. Until March 26, 1999, this fee was 0.13% of its average daily net assets. Prior to April 7, 2000, Assante was known as Reinhardt Werba Bowen Advisory Services.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

    Gross Unrealized Appreciation...........................      $6,038
    Gross Unrealized Depreciation...........................          --
                                                                  ------
      Net...................................................      $6,038
                                                                  ======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AAM/ DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP  RUSSELL 1000
          VALUE SERIES   VALUE INDEX
            $10,000        $10,000
Apr. 93          $9,971        $9,872
May 93          $10,079       $10,070
Jun. 93         $10,293       $10,292
Jul. 93         $10,440       $10,407
Aug. 93         $10,693       $10,783
Sep. 93         $10,507       $10,800
Oct. 93         $10,634       $10,793
Nov. 93         $10,535       $10,570
Dec. 93         $10,788       $10,771
Jan. 94         $11,098       $11,178
Feb. 94         $10,598       $10,796
Mar. 94         $10,169       $10,394
Apr. 94         $10,329       $10,594
May 94          $10,259       $10,716
Jun. 94         $10,045       $10,460
Jul. 94         $10,490       $10,785
Aug. 94         $10,793       $11,095
Sep. 94         $10,478       $10,726
Oct. 94         $10,683       $10,875
Nov. 94         $10,204       $10,436
Dec. 94         $10,327       $10,556
Jan. 95         $10,565       $10,881
Feb. 95         $11,163       $11,311
Mar. 95         $11,334       $11,559
Apr. 95         $11,749       $11,924
May 95          $12,361       $12,426
Jun. 95         $12,631       $12,595
Jul. 95         $13,185       $13,033
Aug. 95         $13,582       $13,217
Sep. 95         $14,051       $13,695
Oct. 95         $13,474       $13,560
Nov. 95         $14,211       $14,247
Dec. 95         $14,313       $14,605
Jan. 96         $14,720       $15,060
Feb. 96         $14,939       $15,175
Mar. 96         $15,459       $15,433
Apr. 96         $15,712       $15,492
May 96          $15,978       $15,685
Jun. 96         $15,513       $15,698
Jul. 96         $14,824       $15,104
Aug. 96         $15,413       $15,536
Sep. 96         $15,721       $16,155
Oct. 96         $16,235       $16,780
Nov. 96         $17,406       $17,996
Dec. 96         $17,235       $17,766
Jan. 97         $17,852       $18,628
Feb. 97         $18,207       $18,902
Mar. 97         $17,374       $18,221
Apr. 97         $17,945       $18,986
May 97          $19,338       $20,048
Jun. 97         $19,933       $20,908
Jul. 97         $21,931       $22,480
Aug. 97         $21,608       $21,680
Sep. 97         $22,747       $22,989
Oct. 97         $21,582       $22,348
Nov. 97         $21,811       $23,336
Dec. 97         $22,116       $24,017
Jan. 98         $22,411       $23,678
Feb. 98         $24,369       $25,272
Mar. 98         $25,736       $26,819
Apr. 98         $25,878       $26,998
May 98          $25,661       $26,599
Jun. 98         $25,599       $26,939
Jul. 98         $24,711       $26,465
Aug. 98         $20,213       $22,527
Sep. 98         $21,238       $23,820
Oct. 98         $22,973       $25,666
Nov. 98         $24,411       $26,862
Dec. 98         $24,817       $27,775
Jan. 99         $25,298       $27,998
Feb. 99         $24,648       $27,603
Mar. 99         $25,444       $28,174
Apr. 99         $28,151       $30,806
May 99          $28,123       $30,467
Jun. 99         $28,593       $31,350
Jul. 99         $27,409       $30,432
Aug. 99         $26,425       $29,303
Sep. 99         $25,006       $28,280
Oct. 99         $25,964       $29,909
Nov. 99         $25,541       $29,676
Dec. 99         $26,036       $29,818
Jan. 00         $24,211       $28,846
Feb. 00         $22,034       $26,703
Mar. 00         $25,157       $29,961
Apr. 00         $25,914       $29,613
May 00          $25,862       $29,924
Jun. 00         $24,065       $28,556
Jul. 00         $25,128       $28,913
Aug. 00         $26,598       $30,521
Sep. 00         $26,165       $30,802
Oct. 00         $27,198       $31,560
Nov. 00         $26,325       $30,389
Dec. 00         $28,755       $31,911
Jan. 01         $30,170       $32,032
Feb. 01         $30,149       $31,142
Mar. 01         $29,229       $30,043
Apr. 01         $30,968       $31,515
May 01          $31,869       $32,224
Jun. 01         $31,481       $31,508
Jul. 01         $31,440       $31,442
Aug. 01         $30,053       $30,181
Sep. 01         $26,711       $28,057
Oct. 01         $26,690       $27,815
Nov. 01         $29,209       $29,431

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    APRIL 1993
-------------------------------------------------------------
                          10.96        10.91         13.17

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL  MSCI EAFE INDEX
           VALUE SERIES     (NET DIVIDENDS)
              $10,000           $10,000
Mar. 94             $9,733           $9,569
Apr. 94            $10,060           $9,975
May 94             $10,119           $9,918
Jun. 94            $10,239          $10,058
Jul. 94            $10,438          $10,155
Aug. 94            $10,598          $10,396
Sep. 94            $10,228          $10,068
Oct. 94            $10,658          $10,404
Nov. 94            $10,099           $9,903
Dec. 94            $10,159           $9,966
Jan. 95             $9,757           $9,583
Feb. 95             $9,736           $9,556
Mar. 95            $10,312          $10,152
Apr. 95            $10,633          $10,533
May 95             $10,573          $10,408
Jun. 95            $10,463          $10,225
Jul. 95            $11,052          $10,862
Aug. 95            $10,676          $10,448
Sep. 95            $10,740          $10,652
Oct. 95            $10,536          $10,365
Nov. 95            $10,826          $10,653
Dec. 95            $11,351          $11,083
Jan. 96            $11,464          $11,128
Feb. 96            $11,537          $11,166
Mar. 96            $11,698          $11,404
Apr. 96            $12,154          $11,736
May 96             $12,040          $11,520
Jun. 96            $12,083          $11,584
Jul. 96            $11,760          $11,246
Aug. 96            $11,811          $11,271
Sep. 96            $12,019          $11,570
Oct. 96            $11,904          $11,452
Nov. 96            $12,434          $11,908
Dec. 96            $12,271          $11,755
Jan. 97            $11,861          $11,343
Feb. 97            $11,969          $11,529
Mar. 97            $12,013          $11,571
Apr. 97            $11,948          $11,632
May 97             $12,855          $12,389
Jun. 97            $13,413          $13,072
Jul. 97            $13,598          $13,284
Aug. 97            $12,706          $12,291
Sep. 97            $13,174          $12,980
Oct. 97            $12,483          $11,983
Nov. 97            $11,955          $11,861
Dec. 97            $11,907          $11,964
Jan. 98            $12,627          $12,511
Feb. 98            $13,456          $13,314
Mar. 98            $14,051          $13,724
Apr. 98            $14,095          $13,832
May 98             $14,227          $13,764
Jun. 98            $14,089          $13,869
Jul. 98            $14,245          $14,009
Aug. 98            $12,382          $12,273
Sep. 98            $11,716          $11,898
Oct. 98            $12,883          $13,138
Nov. 98            $13,448          $13,810
Dec. 98            $13,711          $14,356
Jan. 99            $13,439          $14,313
Feb. 99            $13,099          $13,972
Mar. 99            $13,906          $14,555
Apr. 99            $14,732          $15,144
May 99             $13,985          $14,364
Jun. 99            $14,616          $14,924
Jul. 99            $15,144          $15,368
Aug. 99            $15,292          $15,425
Sep. 99            $15,347          $15,580
Oct. 99            $15,278          $16,157
Nov. 99            $15,231          $16,717
Dec. 99            $15,983          $18,219
Jan. 00            $14,752          $17,062
Feb. 00            $14,383          $17,521
Mar. 00            $15,182          $18,201
Apr. 00            $14,787          $17,243
May 00             $15,071          $16,822
Jun. 00            $16,121          $17,480
Jul. 00            $15,597          $16,748
Aug. 00            $15,735          $16,894
Sep. 00            $15,280          $16,071
Oct. 00            $15,167          $15,692
Nov. 00            $15,155          $15,103
Dec. 00            $15,996          $15,639
Jan. 01            $16,021          $15,631
Feb. 01            $15,539          $14,459
Mar. 01            $14,591          $13,495
Apr. 01            $15,360          $14,433
May 01             $15,244          $13,923
Jun. 01            $14,954          $13,354
Jul. 01            $14,650          $13,111
Aug. 01            $14,861          $12,779
Sep. 01            $12,966          $11,484
Oct. 01            $13,046          $11,778
Nov. 01            $13,523          $12,202

ANNUALIZED                                            FROM
TOTAL RETURN (%)         ONE YEAR    FIVE YEARS    MARCH 1994
-------------------------------------------------------------
                          -10.77       1.69           3.97

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.9%)
 *3COM Corp............................................       53,400   $      238,965
 *#Adelphia Communications Corp. Class A...............      172,800        4,338,144
 *Advanced Micro Devices, Inc..........................       29,000          393,240
 Aetna, Inc............................................      539,626       16,820,142
 AK Steel Holding Corp.................................      663,675        7,034,955
 *Alaska Air Group, Inc................................      108,500        3,108,525
 Albemarle Corp........................................      102,100        2,273,767
 *Allegheny Corp.......................................       16,901        3,224,035
 Alliant Energy Corp...................................      212,900        5,982,490
 Allmerica Financial Corp..............................       94,900        4,070,261
 Allstate Corp.........................................      878,800       30,090,112
 Amerada Hess Corp.....................................       65,000        3,776,500
 *America West Holdings Corp. Class B..................       19,400           50,440
 American Financial Group, Inc.........................      177,400        4,360,492
 American National Insurance Co........................       46,700        3,696,071
 AmerUs Group Co.......................................       45,600        1,586,424
 *AMR Corp.............................................      361,200        7,715,232
 Anadarko Petroleum Corp...............................        4,600          238,740
 *AOL Time Warner, Inc.................................        4,000          139,600
 *Apple Computer, Inc..................................        1,000           21,295
 *#Applied Micro Circuits Corp.........................        1,000           13,625
 Archer-Daniels Midland Co.............................    2,375,260       36,555,251
 *Arrow Electronics, Inc...............................      308,200        8,481,664
 Ashland, Inc..........................................      245,700       10,479,105
 Astoria Financial Corp................................       12,600          626,724
 AT&T Corp.............................................    1,149,900       20,111,751
 *AT&T Wireless Services, Inc..........................      370,037        5,169,417
 *AutoNation, Inc......................................    2,057,600       22,757,056
 Bear Stearns Companies, Inc...........................      373,770       21,491,775
 Belo (A.H.) Corp. Class A.............................      324,200        5,796,696
 Big Lots, Inc.........................................      253,500        2,382,900
 Boise Cascade Corp....................................      213,400        6,837,336
 *Borders Group, Inc...................................       22,700          436,975
 Borg Warner Automotive, Inc...........................      100,800        4,636,800
 Bowater, Inc..........................................      168,400        8,098,356
 Brunswick Corp........................................      297,600        5,862,720
 Burlington Northern Santa Fe Corp.....................    1,283,000       37,604,730
 #Centex Corp..........................................      229,000       10,348,510
 Cincinnati Financial Corp.............................      551,580       21,274,441
 Circuit City Stores, Inc. (Circuit City Group)........       98,000        1,719,900
 *#Clear Channel Communications, Inc...................      236,000       11,028,280
 *CNA Financial Corp...................................      635,600       17,796,800
 *CNET Networks, Inc...................................       38,114          285,283
 Coca-Cola Enterprises, Inc............................    1,785,400       31,155,230
 Commerce Group, Inc...................................       93,100        3,505,215
 Commercial Federal Corp...............................       98,900        2,516,016
 *#Conseco, Inc........................................    1,199,100        5,072,193
 Countrywide Credit Industries, Inc....................      410,000       17,416,800
 Crompton Corp.........................................        5,637           45,096
 CSX Corp..............................................      577,800       21,609,720
 #Cummins Engine Co., Inc..............................      147,700        5,355,602
 *Curtiss-Wright Corp-Cl B W/I.........................       14,535          581,414
 Dana Corp.............................................      510,700        6,996,590
 Delphi Automotive Systems Corp........................       19,830          272,068

                                                               SHARES          VALUE+
                                                               ------          ------

 Delta Air Lines, Inc..................................      402,500   $   11,664,450
 Dillards, Inc. Class A................................      348,900        5,774,295
 Eastman Chemical Co...................................       83,200        3,192,384
 *Extended Stay America, Inc...........................      346,900        5,446,330
 *Federated Department Stores, Inc.....................      618,200       22,873,400
 First American Financial Corp.........................       54,300          969,255
 First Citizens Bancshares, Inc........................       10,300          959,393
 Florida East Coast Industries Inc. Class B............        7,739          154,006
 Florida East Coast Industries, Inc....................       60,400        1,328,800
 *Foot Locker, Inc.....................................      574,700        9,275,658
 Ford Motor Co.........................................    1,770,900       33,540,846
 Fortune Brands, Inc...................................      397,300       15,601,971
 GATX Corp.............................................      140,300        3,952,251
 General Motors Corp...................................    1,060,100       52,686,970
 *General Motors Corp. Class H.........................      826,438       11,900,707
 Georgia-Pacific Corp..................................      334,900       10,736,894
 Golden State Bancorp, Inc.............................      103,200        2,566,584
 #Goodyear Tire & Rubber Co............................      493,200       11,047,680
 Greenpoint Financial Corp.............................      265,700        9,522,688
 Harris Corp...........................................      151,400        4,829,660
 Hasbro, Inc...........................................       79,000        1,299,550
 *Healthsouth Corp.....................................    1,481,200       21,803,264
 *Hearst-Argyle Television, Inc........................      238,600        5,070,250
 Helmerich & Payne, Inc................................      146,800        4,135,356
 Hibernia Corp.........................................      301,300        4,935,294
 Hollinger International, Inc. Class A.................      268,700        2,915,395
 Horton (D.R.), Inc....................................      429,877       12,045,154
 *Humana, Inc..........................................      618,900        7,785,762
 Huntington Bancshares, Inc............................       11,000          178,090
 *i2 Technologies Inc..................................      205,800        1,180,263
 IMC Global, Inc.......................................      438,300        5,150,025
 Independence Community Bank Corp......................       12,500          295,687
 *Ingram Micro, Inc....................................      269,200        4,145,680
 International Paper Co................................    1,215,775       48,570,211
 *#JDS Uniphase Corp...................................      693,300        6,988,464
 *#K Mart Corp.........................................    1,768,000       10,784,800
 *Key3Media Group, Inc.................................       56,100          257,499
 KeyCorp...............................................      941,600       21,562,640
 Lafarge Corp..........................................      257,500        9,432,225
 *Lear Corp............................................      110,900        3,964,675
 *#Level 3 Communications, Inc.........................      195,500        1,089,913
 Liberty Financial Companies, Inc......................      167,500        5,589,475
 *#Liberty Media Corp..................................      766,800       10,083,420
 Lincoln National Corp.................................      309,400       14,758,380
 Lockheed Martin Corp..................................      489,500       22,737,275
 Loews Corp............................................      636,800       36,189,344
 Longs Drug Stores Corp................................       50,900        1,166,119
 Louisiana-Pacific Corp................................      383,400        2,944,512
 Lubrizol Corp.........................................      182,000        5,803,980
 Lucent Technologies, Inc..............................    1,386,300       10,147,716
 Lyondell Chemical Co..................................      447,200        6,350,240
 *#Mandalay Resort Group...............................      296,300        6,400,080
 *Manor Care, Inc......................................      222,000        5,183,700
 MBIA, Inc.............................................      139,650        7,112,375
 Mead Corp.............................................      376,300       11,635,196
 *#Metromedia Fiber Network, Inc.......................      196,800          112,176

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *MGM Grand, Inc.......................................       99,000   $    2,608,650
 *MIPS Technologies, Inc., Class B.....................       10,116           87,402
 Mony Group, Inc.......................................       46,200        1,446,984
 #Motorola, Inc........................................      149,000        2,479,360
 Norfolk Southern Corp.................................    1,537,600       29,814,064
 Northrop Grumman Corp.................................      241,000       22,625,080
 *#NTL, Inc............................................       99,000          183,150
 Occidental Petroleum Corp.............................      650,800       16,270,000
 *Office Depot, Inc....................................       65,200        1,052,980
 Old Republic International Corp.......................      334,275        8,975,284
 Omnicare, Inc.........................................      360,300        7,703,214
 Pacific Century Financial Corp........................      337,800        8,512,560
 *Pactiv Corp..........................................      613,100       10,729,250
 *Park Place Entertainment Corp........................      800,400        6,723,360
 Penney (J.C.) Co., Inc................................    1,120,000       28,380,800
 Penzoil Quaker State Co...............................       55,600          722,800
 Phelps Dodge Corp.....................................      287,085       10,286,256
 *Pioneer Natural Resources Co.........................      483,900        8,105,325
 *Pride International, Inc.............................       50,000          640,000
 Pulitzer, Inc.........................................        1,700           81,345
 Pulte Corp............................................      124,200        4,874,850
 Questar Corp..........................................      271,400        6,312,764
 Qwest Communications International, Inc...............      713,600        8,491,840
 Rayonier, Inc.........................................       83,000        3,795,590
 Raytheon Co...........................................    1,084,000       35,522,680
 *#Rite Aid Corp.......................................      969,800        4,548,362
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       14,418,573
 Ryder System, Inc.....................................      275,400        5,645,700
 Safeco Corp...........................................      486,400       15,635,328
 Saint Paul Companies, Inc.............................      695,326       32,735,948
 *Saks, Inc............................................      743,200        6,094,240
 Sears, Roebuck & Co...................................      867,500       39,479,925
 *Service Corp. International..........................      903,100        5,301,197
 *Six Flags, Inc.......................................      315,900        4,523,688
 *Smurfit-Stone Container Corp.........................      106,626        1,716,145
 #Sovereign Bancorp, Inc...............................      781,020        8,630,271
 Sprint Corp...........................................       65,900        1,435,961
 St. Joe Corp..........................................        7,100          192,481
 Starwood Hotels and Resorts Worldwide, Inc............      573,700       15,570,218
 #Sunoco, Inc..........................................      298,800       10,924,128
 Supervalu, Inc........................................      565,200       12,813,084
 Temple-Inland, Inc....................................      131,300        7,502,482
 Thomas & Betts Corp...................................       46,900          957,229
 Tidewater, Inc........................................      100,900        2,875,650
 *Toys R Us, Inc.......................................      819,300       17,623,143
 TRW, Inc..............................................       30,000        1,170,600
 Tyson Foods, Inc. Class A.............................      912,556       10,978,049

                                                               SHARES          VALUE+
                                                               ------          ------

 UAL Corp..............................................      190,500   $    3,213,735
 #Ultramar Diamond Shamrock Corp.......................      233,200       11,193,600
 Union Pacific Corp....................................      824,200       45,372,210
 Unionbancal Corp......................................       86,600        3,181,684
 *United Rentals, Inc..................................      288,500        6,280,645
 Unitrin, Inc..........................................      223,800        8,705,820
 UnumProvident Corp....................................      838,989       21,645,916
 USX-Marathon Group, Inc...............................      911,450       24,973,730
 USX-US Steel Group....................................      326,200        5,509,518
 #Valero Energy Corp...................................      114,300        4,000,500
 Valhi, Inc............................................      158,500        2,036,725
 *#VeriSign, Inc.......................................       23,800          891,072
 *Viacom, Inc. Class B.................................        3,000          130,950
 *Vishay Intertechnology, Inc..........................      182,616        3,356,482
 Visteon Corp..........................................      273,569        3,775,252
 *WebMD Corp...........................................      321,200        1,597,970
 Weis Markets, Inc.....................................       20,800          582,400
 Wesco Financial Corp..................................       13,540        4,197,400
 Westvaco Corp.........................................      393,950       11,270,910
 #Weyerhaeuser Co......................................      183,800        9,713,830
 *Worldcom, Inc........................................    1,048,300       15,252,765
 #WorldCom, Inc........................................       28,372          371,815
 Worthington Industries, Inc...........................      140,800        2,083,840
 #Xerox Corp...........................................       75,000          630,000
 York International Corp...............................      137,800        5,029,700
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,552,038,771)................................                 1,633,506,335
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $1,255,265) to be
   repurchased at $1,236,206
   (Cost $1,236,000)...................................   $    1,236        1,236,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,553,274,771)++..............................                $1,634,742,335
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,553,444,235

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.2%)
 3I Group P.L.C........................................       98,143   $    1,221,871
 *AWG P.L.C............................................      151,281        1,186,585
 Abbey National P.L.C..................................      193,192        2,694,510
 Aggregate Industries P.L.C............................    1,376,254        1,609,401
 Alliance & Leicester P.L.C............................      348,000        3,786,654
 Allied Domecq P.L.C...................................      749,994        4,059,022
 Antofagasta Holdings P.L.C............................      256,000        1,872,876
 Arriva P.L.C..........................................      125,700          555,711
 Associated British Foods P.L.C........................      770,096        5,633,964
 Associated British Ports Holdings P.L.C...............      375,400        2,118,688
 BAA P.L.C.............................................    1,135,250        9,560,117
 BG Group P.L.C........................................    2,666,548       10,039,339
 BOC Group P.L.C.......................................      151,639        2,296,610
 BPB P.L.C.............................................      458,500        1,879,875
 Barclays P.L.C........................................      154,372        4,733,243
 Barratt Developments P.L.C............................      226,000        1,195,733
 Berkeley Group P.L.C..................................      124,712        1,127,585
 Bodycote International P.L.C..........................      210,360          685,490
 Britannic P.L.C.......................................      190,600        2,184,040
 British Airways P.L.C.................................    1,028,331        2,984,346
 British Land Co. P.L.C................................      502,381        3,360,144
 Brixton Estate P.L.C..................................      235,685          751,210
 CGU P.L.C.............................................    1,977,423       23,561,224
 Cable and Wireless P.L.C..............................       96,700          455,429
 *Canary Wharf Group P.L.C.............................      468,000        3,030,076
 Chelsfield P.L.C......................................      241,178          992,282
 *Colt Telecom Group PLC...............................       97,000          191,590
 Cookson Group P.L.C...................................      701,120          794,898
 *Corus Group P.L.C....................................    3,039,927        2,904,623
 Debenhams P.L.C.......................................      316,891        1,717,297
 *Energis P.L.C........................................      239,000          243,700
 Enterprise Oil P.L.C..................................      354,000        2,150,625
 Great Portland Estates P.L.C..........................      118,365          405,122
 Great Universal Stores P.L.C..........................      819,700        7,306,119
 HBOS P.L.C............................................      130,000        1,529,499
 HSBC Holdings P.L.C...................................       84,764        1,021,457
 Hammerson P.L.C.......................................      280,000        1,830,835
 Hanson P.L.C..........................................      599,300        4,036,157
 Hilton Group P.L.C....................................    1,251,117        3,746,873
 IMI P.L.C.............................................       24,000           83,855
 Independent Insurance Group P.L.C.....................      130,000                0
 Innogy Holdings PLC...................................      555,400        1,578,178
 *International Power P.L.C............................      755,400        2,232,664
 Johnson Matthey P.L.C.................................      180,811        2,498,621
 Kelda Group P.L.C.....................................      161,510          788,881
 Lattice Group P.L.C...................................    2,666,548        5,780,226
 Liberty International P.L.C...........................      282,297        1,972,669
 Luminar P.L.C.........................................       15,000          191,134
 MFI Furniture Group P.L.C.............................      350,900          710,597
 Marks & Spencer P.L.C.................................    1,975,763        9,819,501
 Mersey Docks & Harbour Co. P.L.C......................       53,050          423,667
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,068,710
 Northern Foods P.L.C..................................      433,000          991,094
 Northern Rock P.L.C...................................      344,000        2,835,555
 Novar P.L.C...........................................      498,245          859,766
                                                            SHARES             VALUE+
                                                            ------             ------

 P & 0 Princess Cruises P.L.C..........................      504,373   $    2,625,406
 Peninsular & Oriental Steam Navigation Co.............      690,498        2,449,499
 Pennon Group P.L.C....................................       51,040          436,731
 Pilkington P.L.C......................................    1,213,382        1,877,496
 Powergen P.L.C........................................      572,754        6,056,631
 RMC Group P.L.C.......................................      257,000        2,290,683
 Railtrack Group P.L.C.................................      370,742        1,480,409
 Rank Group P.L.C......................................      793,530        2,591,496
 Rexam P.L.C...........................................      447,639        2,381,160
 Rio Tinto P.L.C.......................................      517,315        9,701,360
 Rolls-Royce P.L.C.....................................    1,039,229        2,412,037
 Royal & Sun Alliance Insurance Group P.L.C............    1,616,223        9,231,146
 Royal Bank of Scotland Group P.L.C....................      203,111        4,706,939
 Safeway P.L.C.........................................    1,136,278        4,966,688
 Sainsbury (J.) P.L.C..................................    1,759,839        9,034,981
 Scottish & Newcastle P.L.C............................      610,585        4,397,333
 Seibe P.L.C...........................................        3,802            5,341
 Severn Trent P.L.C....................................      210,597        2,063,292
 Signet Group P.L.C....................................      803,000        1,013,469
 Six Continents P.L.C..................................      741,870        7,511,695
 Slough Estates P.L.C..................................      443,200        2,054,163
 Smith (W.H.) P.L.C....................................      203,000        1,412,758
 Spirent P.L.C.........................................      129,000          303,547
 Stagecoach Holdings P.L.C.............................    1,337,606        1,201,768
 Tate & Lyle P.L.C.....................................      469,100        2,261,174
 Taylor Woodrow P.L.C..................................      573,251        1,295,764
 *Telewest Communications P.L.C........................      396,000          364,256
 Tesco P.L.C...........................................    4,001,409       13,723,972
 Thistle Hotels P.L.C..................................      466,707          762,082
 Trinity P.L.C.........................................      183,450        1,122,346
 Unilever P.L.C........................................      400,000        3,231,556
 United Utilities P.L.C................................      265,595        2,397,593
 Waste Recycling Group P.L.C...........................      133,875          889,687
 Whitbread P.L.C.......................................      325,864        2,497,852
 Wilson Bowden P.L.C...................................       96,900        1,041,259
 Wimpey (George) P.L.C.................................      360,900          949,588
 Wolseley P.L.C........................................      489,076        3,511,783
 XANSA P.L.C...........................................      245,848        1,148,232
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $258,986,213)..................................                   270,693,110
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,733,651)...................................                     1,744,300
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $260,719,864)..................................                   272,437,410
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        1,968,878
 #Aisin Seiki Co., Ltd.................................      137,000        1,475,539
 Alps Electric Co., Ltd................................        8,000           54,583
 Amada Co., Ltd........................................      376,000        1,749,964
 Aomori Bank, Ltd......................................      170,000          648,983
 Aoyama Trading Co., Ltd...............................       41,100          423,633
 *Asahi Bank, Ltd......................................      426,000          335,636
 Autobacs Seven Co., Ltd...............................       10,300          259,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Awa Bank, Ltd.........................................      196,600   $      859,117
 #Bank of Kyoto, Ltd...................................      347,400        1,481,411
 #Bank of Nagoya, Ltd..................................      185,000          955,686
 #Bank of Yokohama, Ltd................................      978,000        3,288,711
 Brother Industries, Ltd...............................       43,000          129,577
 Canon Sales Co., Inc..................................      124,900          943,478
 Casio Computer Co., Ltd...............................       60,000          314,826
 Chiba Bank, Ltd.......................................      941,000        3,095,503
 Chudenko Corp.........................................       84,460        1,296,580
 Chugoku Bank, Ltd.....................................      238,800        1,551,711
 #Chuo Mitsui Trust & Banking Co., Ltd.................       81,000           83,556
 #Citizen Watch Co., Ltd...............................      318,000        1,673,743
 Coca-Cola West Japan Co., Ltd.........................        7,000          139,584
 #Cosmo Oil Co., Ltd...................................      764,000        1,359,014
 Dai Nippon Printing Co., Ltd..........................       99,000        1,060,636
 Daicel Chemical Industries, Ltd.......................      485,000        1,500,905
 Daido Steel Co., Ltd..................................      126,000          211,850
 *Daiei, Inc...........................................       71,000           68,050
 Daimaru, Inc..........................................       79,000          338,803
 Daishi Bank, Ltd......................................      355,000        1,190,872
 Daito Trust Construction Co., Ltd.....................      180,784        2,834,026
 *Daiwa Bank, Ltd......................................      500,000          422,367
 Daiwa House Industry Co., Ltd.........................      663,000        4,038,884
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,664,329
 Ezaki Glico Co., Ltd..................................      174,600          829,634
 Fuji Photo Film Co., Ltd..............................      355,000       12,225,898
 Fukui Bank, Ltd.......................................      343,000          938,881
 #Fukuoka Bank, Ltd....................................       95,000          358,809
 *Fukuoka City Bank, Ltd...............................      264,532          709,053
 Fukuyama Transporting Co., Ltd........................      266,000          980,898
 Futaba Corp...........................................       16,000          384,029
 #Futaba Industrial Co., Ltd...........................       85,000          859,557
 General Sekiyu KK.....................................       41,110          290,505
 Gunma Bank, Ltd.......................................      146,000          735,243
 Gunze, Ltd............................................       35,000          129,634
 Hachijuni Bank, Ltd...................................       82,000          407,617
 Hankyu Department Stores, Inc.........................       54,000          331,152
 Hanshin Electric Railway Co., Ltd.....................      141,000          344,725
 Heiwa Corp............................................       12,000          178,759
 Higo Bank, Ltd........................................      308,000          940,644
 #Hiroshima Bank, Ltd..................................      593,000        1,998,892
 Hitachi Cable, Ltd....................................       56,000          201,047
 #Hitachi Maxell, Ltd..................................       96,000        1,259,303
 Hitachi Metals, Ltd...................................      360,000        1,125,770
 Hitachi, Ltd..........................................    3,717,000       27,473,913
 Hokkoku Bank, Ltd.....................................      102,000          364,535
 Hokuetsu Paper Mills, Ltd.............................      162,000          838,187
 *Hokuriku Bank, Ltd...................................      891,000        1,071,090
 House Foods Corp......................................      117,000        1,083,371
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          972,354
 Hyakujishi Bank, Ltd..................................      314,000        1,741,955
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          273,401
 Iyo Bank, Ltd.........................................       60,000          321,649
 Izumi Co., Ltd........................................       19,000          217,909
 Japan Airport Terminal Co., Ltd.......................       29,000          234,609
 Joyo Bank, Ltd........................................      245,000          724,359
 Juroku Bank, Ltd......................................      349,000        1,332,324
 Kagoshima Bank, Ltd...................................      266,000          942,008
 #Kajima Corp..........................................      826,000        2,616,563
 Kamigumi Co., Ltd.....................................      357,000        1,493,351
                                                            SHARES             VALUE+
                                                            ------             ------

 Kandenko Co., Ltd.....................................      266,000   $    1,227,203
 Kansai Paint Co., Ltd., Osaka.........................      108,000          240,359
 *Kawasaki Heavy Industries, Ltd.......................      407,000          416,535
 Kikkoman Corp.........................................      259,000        1,554,643
 Kinden Corp...........................................       77,000          397,147
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          599,769
 *Kobe Steel, Ltd......................................    2,632,000        1,111,670
 Kokusai Securities Co., Ltd...........................       41,000          272,410
 Kokuyo Co., Ltd.......................................       38,000          337,666
 Komatsu, Ltd..........................................    1,279,000        4,300,881
 #Komori Corp..........................................       74,000          793,400
 Koyo Seiko Co.........................................      198,000          709,235
 Kubota Corp...........................................      140,000          405,960
 Kuraray Co., Ltd......................................       57,000          372,698
 Kyushu Matsushita Electric Co., Ltd...................       26,000          176,972
 Lion Corp.............................................      325,000        1,232,784
 Makita Corp...........................................      209,000        1,237,543
 *#Marubeni Corp.......................................    1,942,000        1,656,247
 Maruichi Steel Tube, Ltd..............................      117,000        1,281,039
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       25,670,609
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          165,332
 Michinoku Bank, Ltd...................................      187,000        1,014,623
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,059,361
 Mitsubishi Heavy Industries, Ltd......................      611,000        1,692,319
 Mitsubishi Logistics Corp.............................        3,000           24,660
 Mitsubishi Materials Corp.............................      975,000        1,488,843
 Mitsui Chemicals, Inc.................................      116,800          374,737
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          907,139
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          174,267
 Mori Seiki Co., Ltd...................................      121,000          882,568
 Musashino Bank, Ltd...................................       26,000          880,635
 NGK Spark Plug Co., Ltd...............................       10,000           77,975
 *NKK Corp.............................................    2,612,000        1,569,970
 NTN Corp..............................................      398,000          727,365
 *Namco, Ltd...........................................        5,500          103,642
 #Nanto Bank, Ltd......................................      288,000          860,849
 New Japan Securities Co., Ltd.........................      122,000          207,106
 Nichicon Corp.........................................       12,000          130,511
 Nichido Fire and Marine Insurance Co., Ltd............       20,000          104,292
 Nichirei Corp.........................................      366,000        1,076,158
 Nihon Unisys, Ltd.....................................       10,000           67,091
 Nikko Cordial Corp....................................      340,000        1,795,059
 Nippon COMSYS Corp....................................        6,000           43,276
 Nippon Kayaku Co., Ltd................................       53,000          215,245
 Nippon Meat Packers, Inc., Osaka......................        4,000           41,424
 Nippon Mitsubishi Oil Co..............................    1,863,050        8,580,135
 Nippon Sanso Corp.....................................      367,000          927,071
 Nippon Shokubai Co., Ltd..............................      163,000          710,965
 Nipponkoa Insurance Co., Ltd..........................       45,000          153,880
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,203,323
 #Nishi-Nippon Bank, Ltd...............................       85,540          260,548
 Nissei Sangyo Co., Ltd................................      110,050        1,160,249
 Nisshin Seifun Group, Inc.............................       96,000          620,684
 Nisshinbo Industries, Inc.............................      305,000        1,312,993
 *#Nissho Iwai Corp....................................      544,000          455,117
 Obayashi Corp.........................................      520,000        1,909,099
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          243,267
 Oji Paper Co., Ltd....................................      275,000        1,331,268

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Onward Kashiyama Co., Ltd.............................       26,000   $      274,327
 Pioneer Electronic Corp...............................      117,000        2,822,467
 #Q.P. Corp............................................      168,000        1,484,652
 Rengo Co., Ltd........................................       23,000           54,550
 Rinnai Corp...........................................        5,500           95,825
 Sanyo Shinpan Finance Co., Ltd........................       11,000          296,632
 Sapporo Breweries, Ltd................................       33,000           92,206
 *Sapporo Hokuyo Holdings, Inc.........................           45          188,238
 #Seino Transportation Co., Ltd........................       23,000          106,485
 Sekisui Chemical Co., Ltd.............................      557,000        1,606,091
 #Sekisui House, Ltd...................................      938,000        7,161,719
 Seventy-seven (77) Bank, Ltd..........................       57,000          265,750
 #Shiga Bank, Ltd......................................      272,000          945,582
 Shikoku Bank, Ltd.....................................       32,000          172,846
 Shima Seiki Manufacturing Co., Ltd....................        5,000           87,925
 Shimachu Co., Ltd.....................................       20,200          321,420
 #Shimadzu Corp........................................      181,000          499,855
 Shimizu Corp..........................................      997,000        4,008,546
 Shiseido Co., Ltd.....................................       63,000          610,986
 Shohkoh Fund & Co., Ltd...............................        3,000          325,791
 Showa Shell Sekiyu KK.................................      110,000          712,988
 *#Snow Brand Milk Products Co., Ltd...................      419,000          772,550
 Sumitomo Corp.........................................      430,000        2,354,046
 Sumitomo Forestry Co., Ltd............................      139,000          832,087
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          565,379
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,090,657
 Sumitomo Osaka Cement Co., Ltd........................       64,000          102,928
 Sumitomo Realty & Development Co., Ltd................      488,000        2,778,590
 Sumitomo Rubber.......................................       22,000          105,251
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          103,707
 Suzuken Co., Ltd......................................        7,000          121,958
 Taiheiyo Cement Corp..................................    1,209,800        1,876,867
 #Taisei Corp..........................................    1,325,000        3,637,635
 Takashimaya Co., Ltd..................................      214,000        1,350,583
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,535,499
 Teijin, Ltd...........................................      803,000        2,974,178
 Teikoku Oil Co., Ltd..................................      346,000        1,467,010
 Toda Corp.............................................      418,000        1,279,983
 Toho Bank, Ltd........................................      240,000          729,070
 Tokio Marine & Fire Insurance Co., Ltd................       33,000          261,340
 Tokuyama Corp.........................................      248,000          743,301
 Tokyo Style Co., Ltd..................................      133,000        1,155,905
 Toppan Printing Co., Ltd..............................      105,000          959,463
 Toshiba TEC Corp......................................      345,000          879,904
 Tostem Corp...........................................      319,016        4,322,103
 Toto, Ltd.............................................      247,000        1,328,133
 Toyo Seikan Kaisha, Ltd...............................      287,600        3,789,015
 Toyo Suisan Kaisha, Ltd...............................      116,000          943,145
 Toyoda Automatic Loom Works, Ltd......................       14,000          219,127
 Toyota Auto Body Co., Ltd.............................       86,000          935,332
 Toyota Tsusho Corp....................................      314,000        1,290,526
 *#UFJ Holdings, Inc...................................          432        1,431,029
 UNY Co., Ltd..........................................       28,000          306,801
 #Victor Co. of Japan, Ltd.............................      246,000          819,229
 Wacoal Corp...........................................      149,000        1,432,929
 #Yamagata Bank, Ltd...................................      153,700          684,134
 Yamaguchi Bank, Ltd...................................      133,000          876,111
 Yamaha Corp...........................................       60,000          505,866
 Yamatake-Honeywell Co., Ltd...........................       87,000          741,985
                                                            SHARES             VALUE+
                                                            ------             ------

 Yamazaki Baking Co., Ltd..............................       64,000   $      428,865
 Yokogawa Electric Corp................................      337,000        2,734,525
 *Yokohama Rubber Co., Ltd.............................      410,000        1,065,664
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $381,945,935)..................................                   256,566,520
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,122)......................................                        62,123
                                                                       --------------
TOTAL -- JAPAN
  (Cost $382,008,057)..................................                   256,628,643
                                                                       --------------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,688,714
 Air Liquide...........................................        7,865        1,101,320
 Alcatel SA............................................       24,150          440,695
 Banque Nationale de Paris.............................      324,843       28,504,695
 *Beghin-Say...........................................       18,900          678,614
 Cie de Saint-Gobain...................................       65,436        9,544,532
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        2,000           99,927
 Credit Lyonnais SA....................................       57,100        1,917,785
 De la Rue Imperiale de Lyon...........................          500          761,090
 #Dior (Christian) SA..................................      124,400        3,817,256
 Eiffage SA............................................        2,277          140,373
 Esso SA...............................................          686           48,832
 Fimalac SA............................................       15,988          551,725
 Fonciere Lyonnaise SA.................................       10,950          261,783
 France Telecom SA.....................................       10,500          414,615
 Gecina SA.............................................        3,400          274,144
 Generale des Establissements Michelin SA Series B.....       87,500        2,862,032
 Groupe Danone.........................................       85,000        9,825,666
 Imerys SA.............................................       11,000        1,068,659
 LaFarge SA............................................       22,230        2,040,235
 Lafarge SA............................................       77,517        6,972,102
 Lagardere SCA.........................................       10,200          422,405
 Lapeyre SA............................................       12,300          518,952
 Pechiney SA Series A..................................       55,475        2,707,139
 Pernod-Ricard SA......................................       38,900        2,873,561
 Peugeot SA............................................      222,900        9,436,357
 #Rallye SA............................................       18,020          814,822
 Remy Cointreau SA.....................................       28,750          669,569
 #SEB SA Prime Fidelite 2002...........................        7,300          397,087
 Seb SA................................................        9,000          474,248
 Societe BIC SA........................................       10,800          357,802
 #Societe des Ciments de Francais......................       24,900        1,053,460
 Societe Financiere Interbail SA.......................       11,550          314,393
 Societe Generale, Paris...............................      281,728       15,337,353
 Suez (ex Suez Lyonnaise des Eaux).....................      150,000        4,532,960
 Thales SA.............................................       69,203        2,478,573
 Total SA..............................................       98,000       12,504,253
 Unibail SA............................................        4,200          215,111
 #Usinor SA............................................      167,800        2,106,477
 Valeo SA..............................................       53,800        2,035,288
 Vivendi Universal SA..................................       25,600        1,310,005
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,824,181)...................................                   137,574,609
                                                                       --------------

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864   $      374,218
                                                                       --------------
TOTAL -- FRANCE
  (Cost $97,050,965)...................................                   137,948,827
                                                                       --------------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Allianz AG............................................       33,120        7,799,430
 BASF AG...............................................      640,050       24,614,663
 BHW Holding AG, Berlin................................      130,000        3,841,264
 *Bankgesellschaft Berlin AG...........................      233,550          560,443
 Bayer AG..............................................      168,100        5,448,703
 Bayerische Vereinsbank AG.............................      290,000        9,412,887
 #Berliner Kraft & Licht Bewag AG......................      177,600        1,971,884
 Commerzbank AG........................................      408,050        7,088,134
 Continental AG........................................       44,100          540,973
 DBV Holding AG........................................       44,000        1,516,807
 DaimlerChrysler AG, Stuttgart.........................       15,400          646,711
 Degussa AG............................................        7,800          195,555
 Deutsche Bank AG......................................      359,305       23,260,464
 Deutsche Lufthansa AG.................................      305,250        4,004,148
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       48,400        2,764,922
 FPB Holding AG........................................        5,789          819,506
 Fresenius Medical Care AG.............................       27,600        1,805,286
 Heidelberger Druckmaschinen AG........................        4,200          166,974
 Heidelberger Zement AG, Heidelberg....................       27,170        1,269,922
 #Hochtief AG..........................................       91,150        1,289,527
 Karstadt Quelle AG....................................       70,000        2,538,457
 Linde AG..............................................       76,000        3,266,417
 MAN AG................................................      140,000        2,801,705
 Merck KGAA............................................       58,000        2,124,066
 SCA Hygiene Products AG...............................        3,550          692,918
 ThyssenKrupp AG.......................................      108,750        1,548,258
 Vereins & Westbank AG.................................       73,187        1,834,885
 Volkswagen AG.........................................       15,550          682,250
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,073,883)..................................                   114,507,159
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,431,076       23,257,131
 Buhrmann NV...........................................       84,927          865,376
 DSM NV................................................      129,437        4,612,733
 Fortis (NL)...........................................      573,133       13,373,548
 Ing Groep NV..........................................    1,439,214       37,629,205
 *#Koninklijke KPN NV..................................       43,622          199,202
 Koninklijke Philips Electronics NV....................      392,656       10,723,311
 Koninklijke Vendex KBB NV.............................       12,244          116,869
 NV Holdingsmij de Telegraaf...........................        6,800          105,639
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights 12/04/01
   (Cost $0)...........................................       43,622                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Baloise-Holding.......................................      272,260   $   24,303,172
 Banque Cantonale Vaudois..............................        5,795        1,177,095
 Ciba Spezialitaetenchemie Holding AG..................        3,100          192,010
 Cie Financiere Richemont AG Series A..................      897,300       17,000,200
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,389,534
 Givaudan SA, Vernier..................................          892          273,538
 Helvetia Patria Holding...............................       21,396        3,404,048
 Intershop Holding AG, Zuerich.........................        5,400        2,787,241
 Jelmoli Holding AG, Zuerich...........................          500          510,083
 Pargesa Holding SA, Geneve............................        1,935        3,795,293
 Rieters Holdings......................................          210           45,907
 #Schindler Holding AG, Hergiswil Partizipsch..........        3,469        4,876,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          255,831
 Sig Holding AG........................................       40,330        3,477,590
 *UBS AG...............................................       42,000        2,084,965
 Unaxis Holding AG.....................................       14,900        1,506,476
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        2,385,367
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $54,911,220)...................................                    70,464,949
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,082)......................................                        13,178
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $54,924,302)...................................                    70,478,127
                                                                       --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 #Aceralia Corporacion Siderurgica SA..................       22,500          344,908
 Acerinox SA...........................................      154,740        4,849,394
 Aurea Concesiones de Infraestructuras del Estado SA...      176,800        3,641,052
 #Autopistas Concesionaria Espanola SA.................      500,301        4,909,743
 Banco Pastor SA.......................................      118,800        1,638,151
 #Cia Espanola de Petroleous SA........................      449,382        5,065,919
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          659,161
 #Ebro Puleva SA.......................................      133,920        1,396,974
 Endesa SA, Madrid.....................................      190,892        3,054,422
 Grupo Dragados SA, Madrid.............................      456,567        5,662,016
 Iberdrola SA..........................................      535,000        6,869,415
 Metrovacesa SA........................................       99,185        1,327,712
 *Puleva Biotech SA....................................      111,600                0
 Repsol SA.............................................       15,800          222,113
 Sol Melia SA..........................................        2,400           18,116
 *Terra Networks SA....................................        8,000           66,833
 Union Fenosa SA.......................................      230,000        3,597,804
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,421,721)...................................                    43,323,733
                                                                       --------------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma SpA.....................................    2,022,125        4,508,418
 *#Banca Popolare di Lodi Scarl........................      116,000          925,449

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Banca Popolare di Milano..............................      224,400   $      787,636
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000          802,367
 #Banca Toscana........................................      607,000        2,032,718
 Buzzi Unicem SpA......................................       63,000          436,051
 #CIR SpA (Cie Industriale Riunite), Torino............      500,000          448,595
 #Cia Assicuratrice Unipol SpA.........................      113,500          380,088
 #Fiat SpA.............................................      430,789        7,155,259
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,585,608
 Intesabci SpA.........................................    5,900,212       14,343,471
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        2,904,908
 #Milano Assicurazioni SpA.............................      221,000          670,824
 #Parmalat Finanziaria SpA.............................      468,000        1,265,522
 Pirelli SpA...........................................      310,000          520,451
 Rinascente per l'Esercizio di Grande Magazzini SpA....      194,500          724,486
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          547,984
                                                                       --------------
TOTAL -- ITALY
  (Cost $44,549,795)...................................                    41,039,835
                                                                       --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 #Assidoman AB.........................................      213,850        5,144,075
 *#Billerud AB.........................................       98,699          591,232
 Electrolux AB Series B................................        4,700           67,966
 Gambro AB Series A....................................      351,000        2,250,415
 Gambro AB Series B....................................      125,700          805,918
 Holmen AB Series A....................................        6,300          137,097
 Holmen AB Series B....................................      119,200        2,660,906
 *Pergo AB.............................................            1                3
 SSAB Swedish Steel Series A...........................      129,900        1,185,437
 SSAB Swedish Steel Series B...........................       48,000          426,805
 Skandinaviska Enskilda Banken Series A................      196,000        1,724,443
 Skandinaviska Enskilda Banken Series C................        9,800           76,591
 Svenska Cellulosa AB Series A.........................       57,000        1,427,130
 Svenska Cellulosa AB Series B.........................      266,500        6,684,931
 Svenska Handelsbanken Series A........................       60,000          803,068
 Svenska Kullagerfabriken AB Series A..................       68,400        1,190,787
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,599,382
 Volvo AB Series A.....................................      194,100        2,906,768
 Volvo AB Series B.....................................      373,828        5,884,313
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $39,440,521)...................................                    35,567,267
                                                                       --------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 AMP, Ltd..............................................      196,190        1,944,808
 AXA Asia Pac Hldgs....................................    1,067,950        1,471,962
 #Amcor, Ltd...........................................      647,463        2,359,646
 Boral, Ltd............................................      156,700          264,067
 CSR, Ltd..............................................    1,015,797        3,529,256
 Commonwealth Bank of Australia........................       47,394          705,000
 Goodman Fielder, Ltd..................................    1,428,408        1,032,683
 Hanson P.L.C..........................................       65,823          434,792
 Lion Nathan, Ltd......................................      476,400        1,095,201
                                                            SHARES             VALUE+
                                                            ------             ------

 MIM Holdings..........................................    1,932,366   $    1,105,559
 Mirvac, Ltd...........................................      563,185        1,142,393
 Normandy Mining, Ltd..................................    1,874,216        1,559,694
 *One Tel Ltd..........................................    1,004,200           83,568
 Orica, Ltd............................................      280,460        1,006,806
 Publishing and Broadcasting, Ltd......................      156,241          822,385
 Quantas Airways, Ltd..................................    1,096,275        2,223,739
 Santos, Ltd...........................................      660,527        2,212,807
 Seven Network, Ltd....................................      225,871          815,304
 #St. George Bank, Ltd.................................      341,977        2,978,214
 Stockland Trust Group.................................      174,190          399,904
 WMC, Ltd..............................................    1,077,515        5,290,480
 Wesfarmers, Ltd.......................................       65,752        1,090,936
 Westpac Banking Corp..................................       16,304          126,648
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $32,827,828)...................................                    33,695,852
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               93
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,827,964)...................................                    33,695,945
                                                                       --------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Amoy Properties, Ltd.................................    4,570,500        4,629,963
 #Hang Lung Development Co., Ltd.......................    2,126,000        1,812,890
 Hysan Development Co., Ltd............................    1,761,367        1,614,889
 Kerry Properties, Ltd.................................    1,289,241        1,173,759
 New World Development Co., Ltd........................    2,269,214        1,876,817
 Shangri-La Asia, Ltd..................................    2,982,000        1,844,980
 #Sino Land Co., Ltd...................................    4,976,107        1,627,109
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,161,197
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,066,199
 Wharf Holdings, Ltd...................................    3,776,914        8,136,415
 Wheelock and Co., Ltd.................................    3,243,000        2,640,629
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,664,049)...................................                    31,584,847
                                                                       --------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj............................................    1,071,385        4,892,519
 Huhtamaki Van Leer Oyj................................        9,700          285,662
 Kesko Oyj.............................................      232,100        1,907,808
 Metra Oyj Series B....................................       95,400        1,712,693
 Metsa-Serla Oyj Series B..............................      437,500        2,742,161
 Metso Oyj.............................................      171,757        1,653,255
 #Outokumpu Oyj Series A...............................      351,300        3,507,275
 #Pohjola Group Insurance Corp. Series A...............        9,200          163,106
 Stora Enso Oyj Series R...............................      547,800        6,989,622
 Upm-Kymmene Oyj.......................................      128,500        4,343,471
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    28,197,572
                                                                       --------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 Carlsberg A.S. Series B...............................       38,150        1,560,297
 Danisco A.S...........................................       52,630        1,880,285

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Danske Bank A.S.......................................      631,253   $    9,985,345
 *#Jyske Bank A.S......................................       49,950        1,072,526
 Nordic Baltic Holding AB..............................      925,918        4,633,399
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,091,673)...................................                    19,131,852
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,929)......................................                        32,810
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,124,602)...................................                    19,164,662
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Groupe Bruxelles Lambert..............................       55,500        2,877,322
 Heidelberger Zement AG................................        7,666          343,893
 Nationale a Portefeuille..............................        4,029          389,617
 Sofina SA.............................................       10,500          390,170
 Solvay SA.............................................      101,490        5,806,854
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,904,318
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              854
 Tessenderlo Chemie....................................       14,400          333,948
 #Union Miniere SA.....................................       40,200        1,559,306
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    14,606,285
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,801,905
 Den Norske Bank ASA Series A..........................      589,194        2,460,323
 Norsk Hydro ASA.......................................       31,700        1,227,893
 Norske Skogindustrier ASA Series A....................       75,000        1,301,731
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,328,963)....................................                     6,791,852
                                                                       --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd.......................................      517,000          423,523
 City Developments, Ltd................................      214,000          563,321
 Fraser & Neave, Ltd...................................      769,000        3,107,800
 #Keppel Corp., Ltd....................................    1,502,002        2,181,961
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $8,247,047)....................................                     6,276,605
                                                                       --------------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Allied Irish Banks P.L.C..............................      101,193        1,052,867
 Independent News & Media P.L.C........................      504,529          831,229
 Irish Permanent P.L.C.................................       80,374          899,586
 Jefferson Smurfit Group P.L.C.........................    1,559,414        3,337,153
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,577,174)....................................                     6,120,835
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145   $    1,134,395
 Cimpor Cimentos de Portugal SA........................      100,653        1,691,640
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          270,801
 *Portugal Telecom SA..................................       50,082          381,617
 Sonae SGPS SA.........................................      576,000          397,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,461,068)....................................                     3,875,581
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        1,501,689
 Voest-Alpine Stahl AG.................................       23,100          643,264
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,144,953
                                                                       --------------
GREECE -- (0.1%)
COMMON STOCKS -- (0.1%)
 EFG Eurobank Ergasias S.A.............................       60,097          870,659
 Hellenic Petroleum S.A................................      135,530          924,714
                                                                       --------------
TOTAL -- GREECE
  (Cost $1,568,965)....................................                     1,795,373
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,092,298
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,755)......................................                        16,366
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,020,033)....................................                     1,108,664
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                       840,369
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad...................................      691,000           83,647
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,268,386,974)++..............................                $1,219,101,205
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,270,074,630.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              THE U.S. LARGE      THE DFA
                                                                CAP VALUE      INTERNATIONAL
                                                                  SERIES       VALUE SERIES
                                                              --------------   -------------
ASSETS:
Investment at Value.........................................    $ 1,634,742     $ 1,219,101
Collateral for Securities Loaned............................         83,790          75,536
Cash........................................................              1             104
Receivables:
    Dividends, Interest, and Tax Reclaims...................          3,955           3,841
    Investment Securities Sold..............................             --           9,136
    Fund Shares Sold........................................            640             311
Prepaid Expenses and Other Assets...........................              2              --
                                                                -----------     -----------
    Total Assets............................................      1,723,130       1,308,029
                                                                -----------     -----------

LIABILITIES:
Payables:
    Collateral on Securities Loaned.........................         83,790          75,536
    Investment Securities Purchased.........................             --           2,703
    Fund Shares Redeemed....................................          1,995          21,310
Accrued Expenses and Other Liabilities......................            262             380
                                                                -----------     -----------
    Total Liabilities.......................................         86,047          99,929
                                                                -----------     -----------

NET ASSETS..................................................    $ 1,637,083     $ 1,208,100
                                                                ===========     ===========

SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................    113,389,919     119,046,278
                                                                ===========     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $     14.44     $     10.15
                                                                ===========     ===========

Investments at Cost.........................................    $ 1,553,274     $ 1,268,387
                                                                ===========     ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                    THE U.S. LARGE     THE DFA
                                                      CAP VALUE     INTERNATIONAL
                                                        SERIES      VALUE SERIES
                                                    --------------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0
    and $3,348 respectively)......................     $ 30,959       $  34,193
  Interest........................................          241             961
  Income from Securities Lending..................          133           1,481
                                                       --------       ---------
      Total Investment Income.....................       31,333          36,635
                                                       --------       ---------
EXPENSES
  Investment Advisory Services....................        1,732           2,801
  Accounting & Transfer Agent Fees................          634             769
  Custodian Fees..................................          165             357
  Legal Fees......................................           14              12
  Audit Fees......................................           24              19
  Shareholders' Reports...........................            7              19
  Trustees' Fees and Expenses.....................            9              16
  Other...........................................           75              98
                                                       --------       ---------
      Total Expenses..............................        2,660           4,091
                                                       --------       ---------
  NET INVESTMENT INCOME (LOSS)....................       28,673          32,544
                                                       --------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (11,185)          4,644
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --            (237)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      165,772        (187,094)
    Translation of Foreign Currency Denominated
      Amounts.....................................           --             169
                                                       --------       ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      154,587        (182,518)
                                                       --------       ---------
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM
 OPERATIONS.......................................     $183,260       $(149,974)
                                                       ========       =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                  THE U.S.                  THE DFA
                                  LARGE CAP              INTERNATIONAL
                                VALUE SERIES             VALUE SERIES
                           -----------------------  -----------------------
                           YEAR ENDED   YEAR ENDED  YEAR ENDED   YEAR ENDED
                            NOV. 30,     NOV. 30,    NOV. 30,     NOV. 30,
                              2001         2000        2001         2000
                           -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment Income
    (Loss)...............  $   28,673   $   38,231  $   32,544   $   34,464
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (11,185)     167,552       4,644       51,632
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          --           --        (237)      (1,064)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........     165,772     (153,465)   (187,094)     (89,106)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --           --         169          (57)
                           ----------   ----------  ----------   ----------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     183,260       52,318    (149,974)      (4,131)
                           ----------   ----------  ----------   ----------
Distributions From:
  Net Investment
    Income...............     (30,420)     (36,997)    (33,105)     (33,278)
  Net Realized Gains.....    (167,503)    (310,296)    (53,326)    (100,340)
                           ----------   ----------  ----------   ----------
    Total
      Distributions......    (197,923)    (347,293)    (86,431)    (133,618)
                           ----------   ----------  ----------   ----------
Capital Share
  Transactions (1):
  Shares Issued..........     186,202      394,020     176,620      390,621
  Shares Issued in Lieu
    of Cash
    Distributions........     191,512      344,153      86,431      133,618
  Shares Redeemed........    (461,311)    (495,937)   (372,027)    (493,386)
                           ----------   ----------  ----------   ----------
  Net Increase (Decrease)
    from Capital Share
    Transactions.........     (83,597)     242,236    (108,976)      30,853
                           ----------   ----------  ----------   ----------
    Total Increase
      (Decrease).........     (98,260)     (52,739)   (345,381)    (106,896)
NET ASSETS
  Beginning of Period....   1,735,343    1,788,082   1,553,481    1,660,377
                           ----------   ----------  ----------   ----------
  End of Period..........  $1,637,083   $1,735,343  $1,208,100   $1,553,481
                           ==========   ==========  ==========   ==========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........      12,674       26,884      15,819       31,537
   Shares Issued in Lieu
     of Cash
     Distributions.......      13,967       24,149       7,470       10,630
   Shares Redeemed.......     (31,216)     (33,556)    (32,904)     (39,481)
                           ----------   ----------  ----------   ----------
                               (4,575)      17,477      (9,615)       2,686
                           ==========   ==========  ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          YEAR          YEAR          YEAR          YEAR          YEAR
                                         ENDED         ENDED         ENDED         ENDED         ENDED
                                        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                          2001          2000          1999          1998          1997
                                       ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of
  Period...........................    $    14.71    $    17.79    $    18.79    $    18.09    $    15.52
                                       ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          0.25          0.33          0.34          0.31          0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          1.25          0.04          0.46          1.71          3.38
                                       ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................          1.50          0.37          0.80          2.02          3.70
                                       ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............         (0.27)        (0.32)        (0.34)        (0.32)        (0.31)
  Net Realized Gains...............         (1.50)        (3.13)        (1.46)        (1.00)        (0.82)
                                       ----------    ----------    ----------    ----------    ----------
  Total Distributions..............         (1.77)        (3.45)        (1.80)        (1.32)        (1.13)
                                       ----------    ----------    ----------    ----------    ----------
Net Assets, End of Period..........    $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                       ==========    ==========    ==========    ==========    ==========
Total Return.......................         10.97%         3.06%         4.64%        11.93%        25.31%

Net Asset Value, End of Period
  (thousands)......................    $1,637,083    $1,735,343    $1,788,082    $1,755,907    $1,489,996
Ratio of Expenses to Average Net
  Assets...........................          0.15%         0.16%         0.16%         0.16%         0.18%
Ratio of Net Investment Income to
  Average Net Assets...............          1.66%         2.20%         1.80%         1.67%         1.96%
Portfolio Turnover Rate............             6%           26%           43%           25%           18%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                          2001          2000          1999          1998          1997
                                       ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of
  Period...........................    $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                       ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         (1.49)        (0.31)         1.29          1.13         (0.67)
                                       ----------    ----------    ----------    ----------    ----------
  Total from Investment
    Operations.....................         (1.22)        (0.04)         1.57          1.35         (0.43)
                                       ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............         (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains...............         (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                       ----------    ----------    ----------    ----------    ----------
  Total Distributions..............         (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
                                       ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....    $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                                       ==========    ==========    ==========    ==========    ==========
Total Return.......................        (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%

Net Assets, End of Period
  (thousands)......................    $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average Net
  Assets...........................          0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income to
  Average Net Assets...............          2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate............             6%            9%            6%           15%           23%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Series in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent books/tax differences which arose principally from differing book/tax treatment of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Cap Value Series.............................  $101,404    $366,106
The DFA International Value Series..........................    75,913     202,800

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The U.S. Large Cap Value Series.............................      $291,390           $(210,092)     $ 81,298
The DFA International Value Series..........................       206,635            (257,608)      (50,973)

    At November 30, 2001, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes in the amount of approximately $11,185,000, all of which expires on November 30, 2009.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. Borrowings under the line of credit for The U.S. Large Cap Value Series and The International Value Series during the year ending November 30, 2001 were as follows:

                                                WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                                 AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                              INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                              -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series.............      6.37%        $5,953,510         51       $55,021      $26,555,000
The DFA International Value Series..........      5.92%         4,630,000         10         7,621       11,800,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Trust together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the DFA International Value Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2001, net assets consisted of (amounts in thousands):

                                                                   THE U.S. LARGE       THE DFA INTERNATIONAL
                                                                  CAP VALUE SERIES          VALUE SERIES
                                                                  ----------------      ---------------------
Paid-in Capital.............................................         $1,566,273               $1,255,309
Accumulated Net Investment Income (Loss)....................                697                    1,292
Accumulated Net Realized Gain (Loss)........................            (11,355)                   1,138
Accumulated Net Realized Foreign Exchange Gain (Loss).......                 --                     (237)
Unrealized Appreciation (Depreciation) of Investment
 Securities.................................................             81,468                  (49,286)
Accumulated Net Foreign Exchange Gain (Loss)................                 --                     (116)
                                                                     ----------               ----------
Total Net Assets............................................         $1,637,083               $1,208,100
                                                                     ==========               ==========

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase, UBS Warburg and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. As of November 30, 2001, the market value of securities on loan to brokers, the related collateral cash received was and the value of collateral on overnight repurchase agreements was as follows:

                                                                                                          VALUE OF
                                                              MARKET VALUE OF         VALUE OF          COLLATERAL ON
                                                               SECURITIES ON       COLLATERAL AND        REPURCHASE
                                                                   LOAN            INDEMNIFICATION       AGREEMENTS
                                                              ---------------      ---------------      -------------
The U.S. Large Cap Value Series.........................        $78,051,432           $83,790,479        $85,512,460
The DFA International Value Series......................         71,540,110            75,536,165         79,883,410

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
               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value
Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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